As filed with the Securities and Exchange Commission on February 27, 1997

                                              1933 Act Registration No. 33-84186
                                                      1940 Act File No. 811-8774

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

         Pre-Effective Amendment No.                                       [ ]


         Post-Effective Amendment No. 3                                    [X]


                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]


         Amendment No. 4                                                   [X]


                                 FAIRPORT FUNDS
                 Formerly known as The Roulston Family of Funds
               (Exact Name of Registrant as Specified in Charter)

                   4000 Chester Avenue, Cleveland, Ohio 44103
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 216/431-3000

          Scott D. Roulston, 4000 Chester Avenue, Cleveland, Ohio 44103
                     (Name and Address of Agent for Service)


              Copy to: Kristin H. Ives, Esq., Baker & Hostetler LLP
                   65 East State Street, Columbus, Ohio 43215


                  Approximate Date of Proposed Public Offering:
                         Immediately, upon effectiveness

It is proposed that this filing will become effective (check appropriate box)

               immediately upon filing pursuant to paragraph (b)
         ---


          X    on February 28, 1997 pursuant to paragraph (b)
         ---

               60 days after filing pursuant to paragraph (a)(1)
         ---

               on (date) pursuant to paragraph (a)(1)
         ---

               75 days after filing pursuant to paragraph (a)(2)
         ---

               on (date) pursuant to paragraph (a)(2) of Rule 485
         ---



If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


        The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed its Rule 24f-2 Notice for its fiscal year ended October 31, 1996, on December 24, 1996.

                              CROSS REFERENCE SHEET
                              ---------------------

                          FAIRPORT MIDWEST GROWTH FUND
                         FAIRPORT GROWTH AND INCOME FUND
                       FAIRPORT GOVERNMENT SECURITIES FUND

                                   Three Funds

                                       of

                                 FAIRPORT FUNDS


Form N-1A Part A Item                        Prospectus Caption
---------------------                        ------------------
1.      Cover page..................         Cover Page

2.      Synopsis....................         Prospectus Highlights; Fund Expenses

3.      Condensed Financial
          Information...............         Financial Highlights;
                                             Performance of the Funds
4.      General Description of
          Registrant................         General Information -- The Trust and
                                             Its Shares; Investment Objectives and
                                             Policies; Investment Limitations of the
                                             Funds; Description of Permitted
                                             Investments and Related Risk Factors

5.      Management of the Fund......         Management of the Trust;
                                             General Information

5A.     Management's Discussion
          of Fund Performance.......         Inapplicable

6.      Capital Stock and Other
          Securities................         How to Purchase Shares; How to Redeem
                                             Shares; How the Funds are Taxed;
                                             Dividends and Shareholder Taxes;
                                             General Information

7.      Purchase of Securities
          Being Offered.............         How Shares are Valued; How to Purchase
                                             Shares; How to Redeem Shares; Exchanges

8.      Redemption or Repurchase....         How to Purchase Shares; How to Redeem
                                             Shares; Exchanges

9.      Pending Legal Proceedings...         Inapplicable

                                 FAIRPORT FUNDS
                         CHARTING A COURSE YOU CAN TRUST

                               Investment Adviser:
                            ROULSTON & COMPANY, INC.

         FAIRPORT FUNDS (the "Trust," formerly The Roulston Family of Funds) provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus describes the following portfolios of the Trust (the "Funds"), each of which is a separate diversified portfolio.

                          FAIRPORT MIDWEST GROWTH FUND

                         FAIRPORT GROWTH AND INCOME FUND

                       FAIRPORT GOVERNMENT SECURITIES FUND


         This Prospectus provides the information about the Trust and the Funds that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information regarding the Trust and the Funds is included in a Statement of Additional Information dated February 28, 1997, which has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. You may obtain free copies of the Statement of Additional Information by calling 1-800-332-6459 (1- 800-3-FAMILY) or by writing to the Trust at 4000 Chester Avenue, Cleveland, Ohio 44103.


         THE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
          COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
            ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
                         OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                February 28, 1997

                                TABLE OF CONTENTS
                                -----------------
                                                                                PAGE
PROSPECTUS HIGHLIGHTS...........................................................

FUND EXPENSES...................................................................

FINANCIAL HIGHLIGHTS............................................................

THE TRUST AND ITS FUNDS.........................................................

INVESTMENT OBJECTIVES AND POLICIES..............................................

INVESTMENT LIMITATIONS OF THE FUNDS.............................................

MANAGEMENT OF THE TRUST.........................................................

HOW SHARES ARE VALUED...........................................................

HOW TO PURCHASE SHARES..........................................................

HOW TO REDEEM SHARES............................................................

EXCHANGES       ................................................................

PERFORMANCE OF THE FUNDS........................................................

HOW THE FUNDS ARE TAXED.........................................................

DIVIDENDS AND SHAREHOLDER TAXES.................................................

GENERAL INFORMATION.............................................................

DESCRIPTION OF PERMITTED INVESTMENTS AND RELATED RISK FACTORS...................

                              PROSPECTUS HIGHLIGHTS
                              ---------------------

         The following summary provides basic information about FAIRPORT MIDWEST GROWTH FUND (the "MIDWEST GROWTH FUND"), FAIRPORT GROWTH AND INCOME FUND (the "GROWTH AND INCOME FUND") and FAIRPORT GOVERNMENT SECURITIES FUND
(the"GOVERNMENT FUND"), (each, a "Fund" and, collectively, the "Funds"). However, the following is only a summary, so please review carefully the remainder of the Prospectus for more information.

INVESTMENT OBJECTIVES OF THE FUNDS
----------------------------------

         The MIDWEST GROWTH FUND seeks capital appreciation. The MIDWEST GROWTH FUND seeks to achieve its objective by investing primarily in equity securities of companies headquartered in the Midwest region of the United States.

         The GROWTH AND INCOME FUND seeks capital appreciation and current income. The GROWTH AND INCOME FUND seeks to achieve its objective by investing primarily in common stocks or securities convertible into common stocks.

         The GOVERNMENT FUND seeks current income consistent with preservation of capital. The GOVERNMENT FUND seeks to achieve its objectives by investing primarily in mid- to intermediateterm fixed income securities in the high end of the credit spectrum. The GOVERNMENT FUND will invest at least 65% of its total assets in U.S. Government securities.

RISK FACTORS AND SPECIAL CONSIDERATIONS
---------------------------------------

         You should be aware of certain risks and considerations before investing in any of the Funds. Each Fund invests in securities that fluctuate in value; therefore you should expect each Fund's net asset value per share to fluctuate. Since each of the MIDWEST GROWTH FUND and GROWTH AND INCOME FUND invests primarily in common stocks, such Funds are subject to stock market risk, i.e., the possibility that stock prices in general will decline over short or even extended periods. Values of fixed income securities and, correspondingly, of mutual funds invested in such securities, such as the GOVERNMENT FUND, generally vary inversely with interest rates and may be affected by other market and economic factors as well. There is no assurance that the investment objective of any Fund will be achieved. In addition, the Funds, to the extent set forth under "INVESTMENT OBJECTIVES AND POLICIES" and "DESCRIPTION OF PERMITTED INVESTMENTS AND RELATED RISK FACTORS," may engage in the following practices: the use of repurchase agreements, entering into options transactions, purchasing securities on a when-issued or delayed-delivery basis and purchasing noninvestment grade convertible debt securities, variable or floating rate securities, securities restricted as to disposition and foreign securities.


THE INVESTMENT ADVISER
----------------------

         Roulston & Company, Inc. ("Roulston") is the investment adviser ("Adviser" or "Investment Adviser") for each Fund.

THE DISTRIBUTOR
---------------

         Roulston Research Corp., a wholly-owned subsidiary of Roulston (the "Distributor").

PURCHASES AND REDEMPTIONS
-------------------------

         Shares of the Funds are sold and redeemed at their net asset value without any sales load. Each Fund has a minimum initial investment requirement of $250.


         Purchases and redemptions may be made on each day the New York Stock Exchange (the "Exchange") is open for regular business (a "Business Day"). Your purchase order will be effective as of the Business Day it is received by the Transfer Agent if the Transfer Agent receives your order and payment by check or wire transfer of funds prior to the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the Exchange (the "Valuation Time") on such Business Day. Redemption orders received by the Transfer Agent prior to the Valuation Time on any Business Day will be effective as of that Business Day. The Funds also offer both a Systematic Investment Plan and a Systematic Withdrawal Plan.


DIVIDENDS AND DISTRIBUTIONS
---------------------------

         The MIDWEST GROWTH FUND and the GROWTH AND INCOME FUND intend to declare and pay dividends of net investment income twice per year. The GOVERNMENT FUND'S net investment income dividends are declared daily and payable monthly. All Funds will make distributions of capital gains at least annually. You will receive such dividends and distributions in additional shares unless you otherwise elect to take those payments in cash.

THE ADMINISTRATOR AND TRANSFER AGENT
------------------------------------


         FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) ("FPS") serves as the Administrator, Transfer Agent, and dividend disbursing agent, and provides certain Fund Accounting and Custody Administration services for each of the Funds.

                                  FUND EXPENSES
                                  -------------

SHAREHOLDER TRANSACTION EXPENSES:
---------------------------------

Sales Load on Purchases                   None
Sales Load on Reinvested Dividends        None
Deferred Sales Load                       None
Redemption Fee                            None, although a wire redemption
                                          charge, currently $9, is deducted
                                          from the amount of a Federal Reserve
                                          wire redemption payment.
Exchange Fee                              None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):
-----------------------------------------------------------------------


                                               MIDWEST       GROWTH     GOVERNMENT
                                                GROWTH     AND INCOME   SECURITIES
                                                 FUND         FUND         FUND
                                                 ----         ----         ----

Management Fees
After Fee Waiver                                .44%(1)       .42%(1)     .00%(1)


12b-1 Fees                                      .25           .25         .25

Other Expenses

After Reimbursements                            .69           .83         .65(1)
                                               ----          ----         ---

Total Operating Expenses
After Fee Waivers and/or
Expense Reimbursements (1)                     1.38%         1.50%        .90%
                                               ====          ====         ===


(1) The above table reflects a continuation of the agreement Roulston has made with the Trust to waive all or a portion of its investment advisory fee, and to reimburse certain Other Expenses. Such waivers and reimbursements shall continue at least through October 31, 1997, to the extent necessary to cause Total Operating Expenses not to exceed: 1.38% for the MIDWEST GROWTH FUND; 1.50% for the GROWTH AND INCOME FUND; and 0.90% for the GOVERNMENT FUND. Absent such fee waivers and expense reimbursements, Management Fees, Other Expenses, and Total Operating Expenses for the fiscal year ended October 31, 1996 would have been: 0.75%, 0.69%, and 1.69%, respectively, for the MIDWEST GROWTH FUND; 0.75%, 0.83%, and 1.83%, respectively, for the GROWTH AND INCOME FUND; and 0.25%, 1.55%, and 2.05%, respectively, for the GOVERNMENT FUND.


Such expenses are illustrated by the following examples. You would pay the following expenses on a $1,000 investment (assuming a 5% annual return and redemption at the end of each period):

                        MIDWEST         GROWTH          GOVERNMENT
                        GROWTH          AND INCOME      SECURITIES
                        FUND            FUND            FUND
                        ----            ----            ----
One Year                $ 14            $ 15            $  9
Three Years             $ 44            $ 47            $ 29
Five Years              $ 76            $ 82            $ 50
Ten Years               $166            $179            $111

         THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist you in understanding the various costs and expenses that you may bear directly or indirectly when you invest in a Fund. As the result of the payment of Rule 12b-1 fees, long-term shareholders may pay more than the maximum front-end sales charge permitted by the Rules of the National Association of Securities Dealers, Inc. Additional information may be found under "MANAGEMENT OF THE TRUST" and "HOW TO PURCHASE SHARES" below.

                              FINANCIAL HIGHLIGHTS
                              --------------------


         The Financial Highlights with respect to the fiscal years ended October 31, 1996 and 1995, have been audited by Ernst & Young LLP, independent auditors of the Funds. The report of Ernst & Young LLP, together with certain financial statements, are contained in Appendix "B" to the Trust's Statement of Additional Information and may be obtained by shareholders and prospective investors at no cost.


         On April 29, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation, each of the FAIRPORT MIDWEST GROWTH FUND (formerly the Roulston Midwest Growth Fund), the FAIRPORT GROWTH AND INCOME FUND (formerly the Roulston Growth and Income Fund) and the FAIRPORT GOVERNMENT SECURITIES FUND (formerly the Roulston Government Securities Fund) of the Trust acquired in a tax-free reorganization all of the assets of each of the Roulston Midwest Growth Fund, the Roulston Growth and Income Fund and the Roulston Government Securities Fund (collectively the "Acquired Funds") of The Advisors' Inner Circle Fund, a Massachusetts business trust, respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization").

         The Financial Highlights with respect to the fiscal year ended October 31, 1994 and the period from July 1, 1993 (commencement of operations) through October 31, 1993, were audited by the independent auditors of the Acquired Funds prior to the Reorganization.

         The following tables should be read in conjunction with the financial statements and related notes also included as Appendix "B" in the Statement of Additional Information.

                                                                    Fairport
                                                               Midwest Growth Fund
                                                               -------------------
                                                Year            Year           Year           Period
                                                Ended           Ended          Ended          Ended
                                              10/31/96         10/31/95       10/31/94      10/31/93(1)
                                              --------         --------       --------      --------
Net Asset Value, beginning of period ....   $      13.55     $      12.27   $      11.07   $      10.00
                                            ------------     ------------   ------------   ------------
Income from Investment Operations:

  Net investment income .................           0.02             0.04           0.02           0.01
  Net realized and unrealized
   gain(loss) on investments ............           2.16             2.04           1.19           1.07
                                            ------------     ------------   ------------   ------------
      Total from investment operations ..           2.18             2.08           1.21           1.08
                                            ------------     ------------   ------------   ------------
Less Distributions:
  From net investment income ............          (0.03)           (0.04)         (0.01)         (0.01)
  From realized capital gains ...........          (0.20)           (0.76)          0.00           0.00
                                            ------------     ------------   ------------   ------------
      Total distributions ...............          (0.23)           (0.80)         (0.01)         (0.01)
                                            ------------     ------------   ------------   ------------

Net Asset Value, end of period ..........   $      15.50     $      13.55   $      12.27   $      11.07
                                            ============     ============   ============   ============
Total Return ............................          16.28%           18.17%         10.89%         10.90%**

Ratios/Supplemental Data:
  Net assets, end of period (in 000's) ..   $     57,198     $     49,408   $     29,688   $      9,870
  Ratio of expenses
   to average net assets before
   reimbursement of expenses by Adviser .           1.69%            1.57%          1.54%          2.89%*
  Ratio of expenses
   to average net assets after
   reimbursement of expenses by Adviser .           1.38%            1.41%          1.45%          1.50%*
  Ratio of net investment income
   to average net assets before
   reimbursement of expenses by Adviser .          (0.16%)           0.14%          0.08%         (1.11%)*
  Ratio of net investment income
   to average net assets after
   reimbursement of expenses by Adviser .           0.15%            0.29%          0.17%          0.28%*
  Portfolio turnover ....................          58.01%           46.51%         77.57%          0.00%
  Average commission rate paid ..........   $     0.0600              N/A            N/A            N/A

------------------

*        Annualized
**       Not Annualized
N/A      Not Applicable; disclosure not required
(1)      This Fund commenced operations on July 1, 1993.

                                                                      Fairport
                                                               Growth and Income Fund
                                                               ----------------------
                                                Year             Year           Year         Period
                                                Ended            Ended          Ended         Ended
                                              10/31/96         10/31/95       10/31/94      10/31/93(1)
                                              --------         --------       --------      --------
Net Asset Value, beginning of period ....   $      12.29     $      10.68   $      10.36   $      10.00
                                            ------------     ------------   ------------   ------------
Income from Investment Operations:
  Net investment income .................           0.13             0.15           0.14           0.04
  Net realized and unrealized
   gain(loss) on investments ............           2.04             1.68           0.35           0.36
                                            ------------     ------------   ------------   ------------
      Total from investment operations ..           2.17             1.83           0.49           0.40
                                            ------------     ------------   ------------   ------------
Less Distributions:
  From net investment income ............          (0.14)           (0.12)         (0.14)         (0.04)
  From realized capital gains ...........          (0.10)           (0.10)         (0.03)          0.00
                                            ------------     ------------   ------------   ------------
      Total distributions ...............          (0.24)           (0.22)         (0.17)         (0.04)
                                            ------------     ------------   ------------   ------------
Net Asset Value, end of period ..........   $      14.22     $      12.29   $      10.68   $      10.36
                                            ============     ============   ============   ============

Total Return ............................          17.77%           17.36%          4.72%          3.98%**

Ratios/Supplemental Data:
  Net assets, end of period (in 000's)  .   $     23,071     $     23,082   $     18,177   $      8,716
  Ratio of expenses
   to average net assets before
   reimbursement of expenses by Adviser .           1.83%            1.79%          1.72%          2.79%*
  Ratio of expenses
   to average net assets after
   reimbursement of expenses by Adviser .           1.50%            1.50%          1.50%          1.50%*
  Ratio of net investment income
   to average net assets before
   reimbursement of expenses by Adviser .           0.58%            0.98%          1.20%          0.10%*
  Ratio of net investment income
   to average net assets after
   reimbursement of expenses by Adviser .           0.91%            1.26%          1.42%          1.39%*
  Portfolio turnover ....................          34.02%           13.36%         35.16%          4.18%
  Average commission rate paid ..........   $     0.0591              N/A            N/A            N/A

------------------

*        Annualized
**       Not Annualized
N/A      Not Applicable; disclosure not required
(1)      This Fund commenced operations on July 1, 1993.

                                                             Fairport
                                                      Government Securities Fund
                                                      --------------------------
                                            Year          Year          Year          Period
                                           Ended          Ended         Ended         Ended
                                          10/31/96       10/31/95      10/31/94     10/31/93(1)
                                          ---------     ---------     ---------     ---------
Net Asset Value, beginning of period  ..  $    9.84     $    9.03     $   10.20     $   10.00
                                          ---------     ---------     ---------     ---------
Income from Investment Operations:
  Net investment income  ...............       0.49          0.49          0.43          0.15
  Net realized and unrealized
   gain(loss) on investments  ..........      (0.05)         0.81         (1.17)         0.16
                                          ---------     ---------     ---------     ---------
      Total from investment operations .       0.44          1.30         (0.74)         0.31
                                          ---------     ---------     ---------     ---------
Less Distributions:
  From net investment income  ..........      (0.53)        (0.49)        (0.42)        (0.11)
  From realized capital gains  .........       0.00          0.00         (0.01)         0.00
                                          ---------     ---------     ---------     ---------
      Total distributions  .............      (0.53)        (0.49)        (0.43)        (0.11)
                                          ---------     ---------     ---------     ---------

Net Asset Value, end of period  ........  $    9.75     $    9.84     $    9.03     $   10.20
                                          =========     =========     =========     =========

Total Return ...........................       4.58%        14.76%        (7.24%)        3.04%**

Ratios/Supplemental Data:
  Net assets, end of period (in 000's) .  $   5,752     $   8,647     $   7,614     $   5,829
  Ratio of expenses
   to average net assets before
   reimbursement of expenses by Adviser.       2.05%         2.16%         1.80%         2.78%*
  Ratio of expenses
   to average net assets after
   reimbursement of expenses by Adviser.       0.90%         0.90%         0.90%         0.90%*
  Ratio of net investment income
   to average net assets before
   reimbursement of expenses by Adviser.       3.78%         3.89%         3.88%         2.29%*
  Ratio of net investment income
   to average net assets after
   reimbursement of expenses by Adviser        4.93%         5.16%         4.78%         4.17%*
  Portfolio turnover ..................       21.23%         1.28%        24.14%        24.53%

------------------

*        Annualized
**       Not Annualized
(1)      This Fund commenced operations on July 1, 1993.

                             THE TRUST AND ITS FUNDS
                             -----------------------

         In order to provide you with a variety of mutual funds with different investment objectives, the Trust offers shares of the MIDWEST GROWTH FUND, the GROWTH AND INCOME FUND and the GOVERNMENT FUND, each of which is a diversified Fund of the Trust, and which may be referred to individually as a "Fund" and collectively as the "Funds." Of course, there can be no guarantee that any Fund will achieve its investment objectives.

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------

MIDWEST GROWTH FUND
-------------------

         The MIDWEST GROWTH FUND seeks, as its investment objective, capital appreciation.


         Under normal circumstances, the Fund invests as fully as practicable in common stocks, but may also invest in rights and debt securities and preferred stocks convertible into common stocks (together with common stocks, "equity securities") and in warrants to acquire such equity securities. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies headquartered in the states or areas bordering the Great Lakes; that is, Ohio, Michigan, Indiana, Illinois, Western New York, Western Pennsylvania, Wisconsin and Minnesota (the "Midwest"). Roulston, as the Fund's investment adviser, generally selects for investment by the Fund common stocks that Roulston's research indicates represent high investment potential and/or value for the Fund. Roulston does not necessarily consider dividend income when selecting common stocks for the Fund.

-------------------------------------------------------------------------------

               The MIDWEST GROWTH FUND seeks capital appreciation,
                primarily through investments in common stocks.

-------------------------------------------------------------------------------

         Roulston, as investment adviser to the MIDWEST GROWTH FUND, selects convertible securities primarily upon its evaluation that the underlying common stocks meet the criteria for selection of common stocks as described above. The Fund intends to invest in convertible debt securities which are primarily investment grade (i.e., rated within the four highest rating categories of a nationally recognized statistical rating organization ("NRSRO"), e.g., Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc., ("Moody's") or, if unrated, are deemed to be of comparable quality to securities so rated). The Fund, however, may invest up to 5% of its net assets in noninvestment grade convertible debt securities rated no lower than B by an appropriate NRSRO or in unrated securities which are deemed by Roulston to be of comparable quality. Noninvestment grade securities are commonly referred to as high yield or high risk securities. High yield, high risk securities generally have more risk than higher quality securities and are subject to more credit risk, including risk of default, and volatility than higher quality securities. In addition, such securities may have less liquidity and experience more price fluctuation than higher quality securities. For a further discussion of convertible debt securities rated B by an NRSRO, please see "Risk Factors" below.
[/R]

         Any of the MIDWEST GROWTH FUND'S assets not invested in equity securities are invested in certain money market instruments ("Money Market Instruments") which consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits, and bankers' acceptances issued by domestic and foreign branches of U.S. commercial banks or savings and loan associations and domestic branches of foreign banks, having net assets of at least $10 billion as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories assigned by at least one NRSRO or, if unrated, are of comparable quality at the time of purchase as determined by Roulston; variable amount master demand notes; repurchase agreements involving such securities; and (as permitted by applicable law) shares of other investment companies holding themselves out as money market funds. Please see Appendix "A" to the Statement of Additional Information for a description of the applicable NRSRO ratings.

GROWTH AND INCOME FUND
----------------------

         The GROWTH AND INCOME FUND seeks, as its investment objectives, capital appreciation and current income.


         Under normal market conditions, the Fund invests as fully as practicable in common stocks of U.S. issuers but may also invest in warrants, rights and debt securities and preferred stocks convertible into common stocks, which are rated at the time of purchase in one of the four highest rating categories by an NRSRO (or if not rated, deemed by Roulston to be of comparable quality to securities so rated), and U.S. dollar denominated securities of foreign issuers, including American Depository Receipts ("ADRs"). In addition, up to 5% of the Fund's net assets may be invested in noninvestment grade convertible debt securities rated no lower than B by an appropriate NRSRO or in unrated securities which are deemed by Roulston to be of comparable quality. The risks of investment in such securities are described above under "MIDWEST GROWTH FUND."

         Roulston, as the GROWTH AND INCOME FUND'S investment adviser, generally selects for investment by the Fund common stocks that pay dividends and that Roulston's research indicates represent potential value upon consideration of relative price/earnings multiples, price to book value and/or price/earnings ratios.



-------------------------------------------------------------------------------

              The GROWTH AND INCOME FUND seeks capital appreciation and current income, primarily through investments in common stocks.

-------------------------------------------------------------------------------


         Any of the GROWTH AND INCOME FUND'S assets not invested in the securities listed above are invested in Money Market Instruments.

GOVERNMENT FUND
---------------


         The GOVERNMENT FUND seeks, as its investment objective, current income consistent with preservation of capital.


         The Fund invests at least 65% of its total assets in direct obligations issued by the U.S. Treasury; separately traded component parts of U.S. Treasury obligations, transferable only through the Federal Reserve's book entry system and which are a part of the U.S. Government's STRIPs program; obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities; and repurchase agreements involving any of the foregoing securities. The Fund may also invest up to 5% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities which are "mortgage-related" securities, meaning that they represent an interest in an underlying pool of mortgages.

         The remaining assets of the GOVERNMENT FUND may be invested in any of the following: domestic corporate fixed income securities rated in one of the two highest rating categories by at least one NRSRO or, if unrated, are of comparable quality at the time of purchase as determined by Roulston; variable amount master demand notes; short-term bank obligations, including certificates of deposit, time deposits and bankers' acceptances, of domestic and foreign branches of U.S. commercial banks or savings and loan institutions and domestic branches of foreign banks, with assets of at least $10 billion as stated on their most recently published financial statements; U.S. dollar denominated securities issued or guaranteed by supranational entities, foreign governments, their political subdivisions, agencies or instrumentalities; and repurchase agreements involving such securities.


-------------------------------------------------------------------------------

                    The GOVERNMENT FUND seeks current income
                  consistent with the preservation of capital.

-------------------------------------------------------------------------------


         The GOVERNMENT FUND expects to maintain a dollar-weighted average portfolio maturity of three to ten years. Within this range, Roulston will maintain a relatively even distribution of maturities among the Fund's holdings.

IN GENERAL
----------


         Each Fund generally will purchase only those securities that are traded in the United States or Canada on registered exchanges or the over-the-counter markets, including established dealer markets. Each of the MIDWEST GROWTH FUND and the GROWTH AND INCOME FUND, however, may invest up to 5% of their respective net assets in equity securities that are restricted as to their resale as described more fully below.


         Each of the Funds may purchase securities on a when-issued or delayed-delivery basis, may invest in variable and floating rate instruments, may purchase securities of other investment companies, and may purchase and sell options on securities or market indices and may write covered-call options (for hedging purposes only). For more information regarding such investment techniques, please see "Risk Factors" and "DESCRIPTION OF PERMITTED INVESTMENTS AND RELATED RISK FACTORS" below.

         For temporary defensive purposes, when Roulston determines that market conditions warrant, each Fund may invest up to 100% of its assets in cash and Money Market Instruments. To the extent a Fund is so invested, that Fund may not achieve its investment objective or objectives.

RISK FACTORS
------------

         Each Fund's shares will fluctuate in value. An investment in any of the Funds may be more suitable for long-term investors who can bear the risk of short-term fluctuations in value.


         Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time, and therefore the net asset value of a Fund investing in such securities to fluctuate. There is the risk that stock prices in general will decline over short or even extended periods of time. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.


         The market value of a Fund's fixed income investments will also change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities are also subject to greater price fluctuations as a result of changes in interest rates. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

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An investment in any of the Funds may be more suitable for longer-term investors who can bear the risk of short-term fluctuations in value.

-------------------------------------------------------------------------------


         Convertible debt securities which are rated B by Moody's generally lack characteristics of a desirable investment, since the assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Debt rated B by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         Investments in securities of foreign issuers by the GROWTH AND INCOME FUND and the GOVERNMENT FUND may subject them to risks which differ in some respects from those associated with investments in securities of U.S. issuers. Such risks include differences in accounting, auditing and financial reporting standards, trade balances and imbalances and related economic policies, fluctuations in currency exchange rates, the possibility of expropriation or confiscatory taxation, nationalization or expropriation of foreign investments or deposits, less stringent disclosure requirements, the possible establishment of exchange controls and political instability. There may also be less publicly available information with regard to foreign issuers than domestic issuers.

         Each of the Funds may purchase put and call options and may write covered call options for hedging purposes only and will limit its investment in options such that no more than 5% of such Fund's net assets will be invested in or subject to such options. Each Fund may also enter into repurchase agreements and may purchase securities on a when-issued or delayed-delivery basis. Although the Funds will not use any such investment techniques for purposes of leveraging a Fund's portfolio or for speculative purposes, such investment techniques involve certain risks of which investors should be aware, including the risk that the other party to the transaction will default in its obligations.

         Each of the Funds may also invest in variable or floating instruments. Such instruments involve the risk that the interest rate or index on which such instrument's interest rate is based will not closely follow or match current interest rates.


         The MIDWEST GROWTH FUND and the GROWTH AND INCOME FUND may each invest in restricted, or Section 4(2), securities. These securities are issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on an exemption from registration which is afforded by Section 4(2) of the 1933 Act. Section 4(2) securities are generally sold to institutional investors rather than the general public and therefore may not be as readily saleable, or liquid, as securities that are registered under the 1933 Act.

         The MIDWEST GROWTH FUND and the GROWTH AND INCOME FUND may also invest from time to time in the securities of selected new issuers, or initial public offerings (IPOs). Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned.


         For additional information regarding additional risks associated with these permitted investments of the Funds, please see "DESCRIPTION OF PERMITTED INVESTMENTS AND RELATED RISK FACTORS" below and the Statement of Additional Information.

                       INVESTMENT LIMITATIONS OF THE FUNDS
                       -----------------------------------

         The investment objective or objectives of each Fund described above and the investment limitations described below and in the Statement of Additional Information are fundamental policies of that Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a "majority of the outstanding shares" of that Fund as that term is defined below under "GENERAL INFORMATION -- Voting Rights."

No Fund may:

1. Purchase securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the value of the total assets of the Fund would be invested in the securities of such issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services; for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 10% of the value of its total assets and except as permitted by rule, regulation or order of the Securities and Exchange Commission. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

                             MANAGEMENT OF THE TRUST
                             -----------------------


         Overall responsibility for the management of the Trust and the Funds is vested in the Board of Trustees of the Trust, who will manage the Trust in accordance with the laws of Ohio governing business trusts. Unless so required by the Trust's Declaration of Trust or By-Laws or by Ohio law, at any given time all of the Trustees may not have been elected by the shareholders of the Trust. Trustees may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Trust and Ohio law. The Board of Trustees elects officers and contracts with and provides for the compensation of agents, consultants and other professionals to assist and advise it in the day-to-day operations of the Trust and the Funds. See "GENERAL INFORMATION -- The Trust and its Shares" below for further information.

THE ADVISER
-----------

         Roulston, 4000 Chester Avenue, Cleveland, Ohio 44103, which serves as the investment adviser for each Fund, is a professional investment management firm and registered investment adviser that was founded in 1963. Roulston is controlled, directly and indirectly, by Thomas H. Roulston and members of his immediate family. As of December 31, 1996, Roulston had discretionary management authority with respect to approximately $572 million of assets. In addition to advising the Funds, Roulston provides advisory services to pension plans, corporations, 401(k) plans, profit sharing plans, individual investors, trusts and estates.


         Roulston serves as the investment adviser for each Fund under an investment advisory agreement (the "Advisory Agreement") with the Trust. Under the terms of the Advisory Agreement, Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust.


         Joseph A. Harrison, C.F.A., Executive Vice President and Director of Investments for Roulston since 1991, and D. Keith Lockyer, Vice President and Portfolio Manager for Roulston, manage the portfolio of the GOVERNMENT FUND. Prior to 1991, Mr. Harrison was the Director of Portfolio Management for Roulston. Mr. Harrison also manages the GROWTH AND INCOME FUND. Norman F. Klopp, C.F.A., Executive Vice President of Roulston since 1991, manages the portfolio of the MIDWEST GROWTH FUND. Since 1964, Mr. Klopp has been an analyst with Roulston.


         For its services as investment adviser, Roulston receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of each of the MIDWEST GROWTH FUND and the GROWTH AND INCOME FUND up to $100 million, and 0.50% of each such Fund's assets of $100 million or more. With respect to the GOVERNMENT FUND, Roulston receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Government Fund up to $100 million, and .125% of such assets of $100 million or more.

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            The Funds' investment adviser, Roulston & Company, Inc., is a professional investment management firm founded in 1963.

-------------------------------------------------------------------------------

         The advisory fee with respect to the MIDWEST GROWTH FUND and the GROWTH AND INCOME FUND is higher, in the opinion of the Securities and Exchange Commission (the "Commission"), than that paid by most investment companies, but Roulston believes the fee to be comparable to that paid by investment companies with similar objectives and policies. Roulston has voluntarily agreed, until October 31, 1997, to waive such portion of its advisory fee from the Funds in order to limit total operating expenses to an annual rate of 1.38% of the MIDWEST GROWTH FUND'S average daily net assets, 1.50% of the GROWTH AND INCOME FUND'S average daily net assets and .90% of the GOVERNMENT FUND'S average daily net assets. Such voluntary fee waivers will cause the yield and total return of a Fund to be higher than they otherwise would be absent such waivers.

         Mr. Scott D. Roulston, President and a Trustee of the Trust, is the president and a director of both Roulston and the Distributor. Ms. Michele R. Fogarty is Secretary and Treasurer of the Trust, and Chief Financial Officer of Roulston and the Distributor.


THE DISTRIBUTOR
---------------


         The Distributor, whose business address is 4000 Chester Avenue, Cleveland, OH 44103, is a wholly owned subsidiary of Roulston and has entered into a distribution agreement with the Trust. Pursuant to the Distribution Agreement, the Distributor acts as agent for the Funds in the distribution of their shares on a continuous basis and, in such capacity, solicits orders for the sale of shares, advertises and pays the costs and expenses associated with such advertising. The Distributor receives no compensation from the Funds for its services under the Distribution Agreement, but receives compensation under the Trust's Distribution and Shareholder Service Plan as described in the next section.


THE DISTRIBUTION PLAN
---------------------

         Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution and Shareholder Service Plan (the "Plan"), under which each Fund is authorized to pay the Distributor, as the Funds' principal underwriter, a periodic amount calculated at an annual rate not to exceed .25% of the average daily net asset value of such Fund. Such amount may be used by the Distributor to pay broker-dealers, banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the Distributor. Under the Plan, a Participating Organization may include the Distributor and the Distributor's affiliates.

         As authorized by the Plan, the Distributor has agreed to provide distribution services and certain shareholder services in connection with shares of the Funds purchased and held by the Distributor for the accounts of its customers and shares of the Funds purchased and held by customers of the Distributor directly, including, but not limited to, answering shareholder questions concerning the Funds, providing information to shareholders on their investments in the Funds and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration of such services the Trust has agreed to pay the Distributor a monthly fee, computed at the annual rate of .25% of the average aggregate net asset value of shares held during the period in customer accounts for which the Distributor has provided services under this Agreement. Such fees paid by the Trust will be borne solely by the applicable Fund. Such fee may exceed the actual costs incurred by the Distributor in providing such services.

         In addition, the Distributor may enter into, from time to time, other Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain shareholder services such as those described above.

THE ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
-----------------------------------------------------

         FPS Services, Inc., 3200 Horizon Drive, King of Prussia, PA
19406 ("FPS"), provides each Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities, and serves as the transfer agent and dividend disbursing agent and provides certain fund accounting and custody administration services for each of the Funds. For its administrative services, FPS is entitled to receive a fee from each Fund calculated at an annual rate of 0.15% of the value of such Fund's first $50 million of total average net assets, 0.10% of the value of such Fund's next $50 million of total average net assets and 0.05% of the value of such Fund's total average net assets in excess of $100 million, subject to an annual minimum fee of $55,000 for the first series and $12,000 for each additional domestic series. For its fund accounting services, FPS is entitled to receive an annual fee from each Fund equal to $24,000 for such Fund's first $20 million of average net assets, .04% on such Fund's next $30 million of average net assets,
 .03% on such Fund's next $50 million of average net assets and .01% on such Fund's average net assets in excess of $100 million.


CUSTODIAN
---------

         UMB Bank, n.a. (the "Custodian") acts as the custodian for each of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

                              HOW SHARES ARE VALUED
                              ---------------------

         The net asset value per share of each Fund is determined by dividing the total market value of that Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund. Net asset value per share for each Fund is determined as of the Valuation Time on each Business Day.


         The portfolio securities of each Fund will be valued at market value. Each Fund uses one or more pricing services to provide market quotations for equity, fixed income and variable income securities. If market quotations are not available, securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded. For fixed and variable income securities, the pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security. For further information regarding the pricing of securities, please see the "STATEMENT OF ADDITIONAL INFORMATION."

                             HOW TO PURCHASE SHARES
                             ----------------------


         You may purchase shares of any Fund directly by mail or by wire on any Business Day. You will buy shares at the next net asset value computed after the Transfer Agent or a broker-dealer with whom the Distributor has a sales agreement receives your order in proper form as described below. An Account Application form may be obtained by calling the Distributor at 1-800-332-6459 (1-800-3-FAMILY). If a broker-dealer assists you in the purchase of shares of a Fund, they may charge a fee for this service in addition to a Fund's public offering price.

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                     The minimal initial investment is $250,
               and any subsequent purchase must be at least $50.

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         The minimum initial investment in any Fund is $250, and any subsequent purchase must be at least $50. No minimum applies to subsequent purchases effected by dividend reinvestment. The Distributor may waive minimums at its discretion.

         Your purchase order will be effective as of the Business Day received by the Transfer Agent or a broker-dealer with whom the Distributor has a sales agreement if the order in proper form and payment is received before the Valuation Time. Payment may be made by check or readily available funds (e.g., by Federal funds wire). Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. Your account statement from the Trust will be your record of shares of the Funds owned by you. The Trust will not issue certificates representing shares of any Fund.

         If a check received from you for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred, including a $20 returned check fee.

         The Trust reserves the right to reject any purchase order when the Trust determines that it is not in the best interest of the Trust or its shareholders to accept such order.

PURCHASES BY MAIL
-----------------


         You may open an account by mailing to the Transfer Agent, Fairport Funds, c/o FPS Services, Inc., 3200 Horizon Drive, King of Prussia, PA 19406, an account application and a check or other negotiable bank draft (payable to the name of the appropriate Fund) for $250 or more. For your initial order to be in good form, your account application must be completed properly and mailed with your check or other negotiable instrument in the proper amount.

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                             You may open an account
                    and make subsequent investments by mail.

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        For subsequent investments, you may send by regular U.S. mail your check or other negotiable bank draft (payable to the name of the appropriate
Fund), along with the subsequent investment stub from your account statement, to FAIRPORT FUNDS, c/o FPS Services, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. If you wish to send your subsequent investments by other than regular U.S. mail (e.g., overnight or certified mail), please send such
items   directly to the Transfer Agent at 3200 Horizon Drive, King of Prussia,
PA 19406.

PURCHASES BY WIRE
-----------------


INITIAL PURCHASES: Before making an initial investment by wire and for your order to be in proper form, you must first telephone the Transfer Agent at 1-800-332-6459 (1-800-3-FAMILY) to give the name(s) under which the account is to be registered, tax identification number and the name of the bank sending the wire, and to be assigned an account number. You may then purchase Shares by requesting your bank to transmit immediately available funds by Federal funds wire to the Transfer Agent at: UMB Bank, n.a., ABA #10-10-00695/Attention: FPS Services, Inc., A/C 98-7037-071-9/FBO [Fund Name], along with your name and account number as specified on your account registration. In addition, an Account Application should be completed with such information and promptly forwarded to the Transfer Agent at its address set forth above under "Purchases by Mail."

SUBSEQUENT PURCHASES: You may make additional investments at any time through the wire procedures described above, which must include your name and account number, after notifying the Transfer Agent by telephone as noted above. Your bank may impose a fee for investments by wire.


SYSTEMATIC INVESTMENT PLAN
--------------------------

         You may arrange for periodic additional investments in the Funds through automatic deductions by Automated Clearing House ("ACH") transactions from your checking or savings account by completing the appropriate section of the Account Application form.

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                 You may arrange to have additional investments automatically deducted from your checking or savings account.

-------------------------------------------------------------------------------

         In order to use this Systematic Investment Plan, you must still have an initial purchase of at least $250 but minimum preauthorized subsequent investments may be as low as $50 per month. The automatic deductions may be made on the 10th, 15th or 20th of the month and may be made monthly, quarterly, semi-annually or annually.

TAX DEFERRED INVESTMENT
-----------------------

         The Funds are eligible for investment by tax-deferred retirement programs such as 401(k) plans and IRAs. The minimum initial investment amount for an account established under such programs is $250, and subsequent purchases must be at least $50. All accounts established in a Fund under such programs must elect to have all dividends reinvested in the Fund. For more information about prototype 401(k) plans and IRAs, please call the Distributor at 1-800-332-6459 (1-800-3-FAMILY).

                              HOW TO REDEEM SHARES
                              --------------------


         You may redeem shares by mail by writing to the Transfer Agent at its address set forth above under "HOW TO PURCHASE SHARES -- Purchases by Mail." You may also redeem shares by telephone by calling the Transfer Agent at 1-800-332-6459 (1-800-3-FAMILY). Redemption orders received by the Transfer Agent prior to the Valuation Time on any Business Day will be effective that day, and the redemption price of your shares will be the net asset value per share of that Fund next determined after your redemption order, in proper order, is received by the Transfer Agent. If a broker-dealer assists you in the redemption of shares of a Fund, they may charge a fee for this service.

         The Trust will make your redemption proceeds available as promptly as possible and, in any event, within seven days after your redemption order, in proper order, is received. For your redemption order to be in proper order, your order must include your name as it appears on your account, your account number and a signature guarantee as required and described below. However, your redemption proceeds may be delayed if you purchased the shares to be redeemed by check (including certified or cashier checks) until such check has cleared and the Trust has collected good funds for your purchase. Such collection may take 15 days or more. Pursuant to the Trust's Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any ninety-day period for any one shareholder. Payments in excess of this limit by any of the Funds will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of any such Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "HOW SHARES ARE VALUED". In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.


         You may receive your redemption payments in the form of a check, or by Federal Reserve wire transfer or ACH transfer to the bank account previously designated by you. Just notify the Transfer Agent in your redemption order of your preference. There is no charge for having a check for redemption proceeds mailed or for ACH transfers. The Trust's Custodian will deduct a wire charge, currently $9, from the amount of a Federal Reserve wire redemption payment made at your request. You will not be able to redeem shares of any Fund by Federal Reserve wire on federal holidays restricting wire transfers. Payment by ACH transfer will not be posted to your bank account until at least the second Business Day following the transaction.

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                              You may redeem shares
                   by mail or by telephone at 1-800-332-6459.

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         The Transfer Agent will require a signature guarantee for (1) any written redemption request of $25,000 or more; (2) a change in address or payee to where redemption proceeds may be mailed as shown on your account application; or (3) a change in the bank account to which redemption payments are made by either Federal Reserve wire transfer or ACH transfer. You may have your signature guaranteed by any bank, broker, dealer, credit union, savings and loan association or other eligible institution as may be designated by the Transfer Agent from time to time. Notarization of your signature does not constitute a signature guarantee.

         Neither the Trust, the Funds nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations and requesting a shareholder to state correctly his or her Fund account number, the name in which his or her account is registered, his or her social security number, banking institution bank account number and the name in which his or her bank account is registered.

         The right of redemption may be suspended or the date of payment of redemption proceeds postponed by the Trust during certain periods as set forth more fully in the Statement of Additional Information. In addition, if the balance of your account in a Fund falls below $250 because of redemptions by you, the Trust reserves the right to redeem at net asset value your shares. However, before the Trust exercises this right, you will be given notice that your account has fallen below this required minimum amount. You will then be given at least 60 days to make an additional investment to meet this required minimum.

SYSTEMATIC WITHDRAWAL PLAN
--------------------------

         Each Fund offers a Systematic Withdrawal Plan ("SWP") if you wish to receive regular distributions from your account in that Fund. However, before you can utilize the SWP, your account in the Fund must have a current value of $10,000 or more, your dividend and distributions must be automatically reinvested and your requested distribution must be $100 or more made on a monthly, quarterly, semi-annual or annual basis.

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                You can arrange to receive regular distributions
                  from your account, under certain conditions.

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         Your automatic payments under the SWP will either be made by check mailed to your address as shown on the books of the Transfer Agent or via ACH to your bank account designated on your Account Application form. An application form for the SWP may be obtained by calling the Distributor or Transfer Agent at 1-800-332-6459 (1-800-3-FAMILY). You may change or cancel the SWP at any time, upon written notice to the Transfer Agent at least five days prior to SWP withdrawal date for which you want such change or cancellation.

         Please note that if your redemptions from a Fund exceed your dividends from that Fund, your invested principal in the account may decrease. Thus depending on the frequency and amounts of the withdrawals and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely using the SWP.


                                    EXCHANGES
                                    ---------

         You may exchange your shares of any Fund for shares of either of the other Funds at net asset value without the payment of any fee or charge. You may also exchange your shares of any Fund for shares of Kemper's Cash Account Trust Money Market Portfolio ("Kemper CAT") at net asset value without the payment of any fee or charge.


         An exchange is considered, however, a sale of shares and may result in capital gain or loss for federal income tax purposes. Before an exchange can be made, you must have received the current prospectus for the Fund or Kemper CAT into which you wish to exchange, and the exchange privilege may be exercised only in those states where shares of such Fund or Kemper CAT, as the case may be, may legally be sold. If the Transfer Agent receives exchange instructions from you in writing or by telephone in good order by the Valuation Time on any Business Day, the exchange will be effected that day. For your exchange request to be in good order, your request must include your name as it appears on your account, your account number, the amount to be exchanged, the name of the Funds from which and to which the exchange is to be made and a signature guarantee as may be required. A written request by you for an exchange in excess of $25,000 must be accompanied by a signature guarantee as described above under "HOW TO REDEEM SHARES."

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      You may exchange your shares of any Fund for shares of either of the other Funds at net asset value without the payment of any fee or charge.

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         The liability of the Trust, the Funds or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described above under "HOW TO REDEEM SHARES." The Trust reserves the right to modify or terminate this exchange offer at any time or from time to time on 60 days' notice.

                            PERFORMANCE OF THE FUNDS
                            ------------------------

         From time to time, each Fund may advertise its yield and total return. THESE FIGURES WILL BE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. No representation can be made regarding future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

         The "total return" or "average annual total return" of a Fund reflects the change in the value of an investment in a Fund over a stated period of time. Total returns and average annual returns measure both the net investment income from and any realized or unrealized appreciation or depreciation of a Fund's holdings for a stated period and assume that the entire investment is redeemed at the end of each period and the reinvestment of all dividends and capital gain distributions.

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                  Further information about the performance of the Funds may be obtained by calling the Funds at 1-800-332-6459.

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         The performance of a Fund may periodically be compared with that of other mutual funds or broad groups of comparable mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) and financial and business publications and periodicals. In addition, a Fund's performance may be compared with unmanaged indices of various investments for which reliable performance data is available. These may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The performance of a Fund may also be compared in various publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, or Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the United States. A Fund may use the long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. A Fund may also quote financial and business publications and periodicals, such as SMART MONEY(R), as they relate to Trust management, investment philosophy, and investment techniques.

         A Fund may also quote from time to time various measures of volatility and benchmark correlations in advertising and may compare these measures with those of other mutual funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.


         Further information about the performance of the Funds is contained in the Funds' Annual Report to Shareholders which may be obtained without charge by calling the Distributor at 1-800-332-6459 (1-800-3-FAMILY).


                             HOW THE FUNDS ARE TAXED
                             -----------------------

         Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for so long as such qualification is in the best interests of that Fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders at least 90% of its investment company taxable income. Each Fund contemplates declaring as dividends all or substantially all of that Fund's investment company taxable income (before deduction of dividends paid).

         A nondeductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a noncalendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. If distributions during a calendar year were less than the required amount, that Fund would be subject to a nondeductible 4% excise tax on the deficiency.

                         DIVIDENDS AND SHAREHOLDER TAXES
                         -------------------------------

DIVIDENDS AND DISTRIBUTIONS
---------------------------


         Substantially all of the net investment income (exclusive of capital gains) of the MIDWEST GROWTH FUND and the GROWTH AND INCOME FUND is distributed in the form of semi-annual dividends. For such Funds, shareholders of record on the next-to-last Business Day of each month in which a dividend is declared will be entitled to receive the dividend distribution which is generally paid on or about the first Business Day of the following month. Net investment income (exclusive of capital gains) of the GOVERNMENT FUND is declared daily and distributed in the form of monthly dividends.

If any capital gain is realized by a Fund, substantially all of it will be distributed at least annually. You will automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next Business Day after the record date, unless you elected to take such payment in cash.


-------------------------------------------------------------------------------

  You will automatically receive all dividends and capital gains distributions in additional shares unless you elect to take such payments in cash.

-------------------------------------------------------------------------------

You may change your election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. You have the option to receive payments for cash distributions in the form of a check or by Federal Reserve wire transfer or ACH.

GENERAL TAX INFORMATION
-----------------------

         It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to you for federal income tax purposes, even if paid to you in additional shares of the Fund and not in cash. The dividends-received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends eligible for the dividends deduction, if any, received by the Fund bear to its gross income. And, of course, shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

         Since all of the GOVERNMENT FUND'S net investment income is expected to be derived from earned interest and short-term capital gains, it is anticipated that no part of any distribution from such Fund will be eligible for the dividends-received deduction for corporations.

         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to you as long-term capital gain in the year in which it is received, regardless of how long you have held the shares. Such distributions are not eligible for the dividends-received deduction.

         If the net asset value of a share is reduced below your cost of that share by the distribution of income or gain realized on the sale of securities, the distribution, from a practical stand point, is a return of invested principal, although taxable as described above.

         Prior to purchasing shares, you should carefully consider the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid. Any such dividends or capital gains distributions paid shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value of the shares purchased by you by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

-------------------------------------------------------------------------------

 Prior to purchasing shares, consider the impact of dividends or capital gains distributions expected to be declared or declared but not yet paid.

-------------------------------------------------------------------------------

         Additional information regarding federal taxes is contained in the Statement of Additional Information under the heading "TAXES." However, the information contained in this Prospectus and the additional material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the Funds and their shareholders. Accordingly, you are urged to consult your tax adviser concerning the application of federal, state and local taxes as such laws and regulations affect your own tax situation.

         You will be advised at least annually as to the federal income tax consequences of distributions made to you during the year.

                               GENERAL INFORMATION
                               -------------------

THE TRUST AND ITS SHARES
------------------------

         The Trust is an open-end management investment company and is organized under Ohio law as a business trust under a Declaration of Trust dated September 16, 1994. The Trust currently consists of the three Funds, each of which is diversified and each having its own class of shares. Each share represents an equal proportional interest in a Fund with other shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. When issued, the shares are fully paid, nonassessable and freely transferable.

VOTING RIGHTS
-------------

         You, as a shareholder, are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate with other shareholders of the Trust and not by Fund except as otherwise expressly required by law. For example, shareholders of the Midwest Growth Fund will vote in the aggregate with other shareholders of the Trust with respect to the election of Trustees and ratification of the selection of independent accountants. However, shareholders of a Fund will vote as a portfolio, and not in the aggregate with other shareholders of the Trust, for purposes of approval of amendments to that Fund's investment advisory agreement or any of that Fund's fundamental policies.

         The Trust does not expect to have an annual or special meeting of shareholders except, under certain circumstances, when the Declaration of Trust, the 1940 Act or other authority requires such a meeting, such as the election or removal of Trustees or certain amendments to the Declaration of Trust or the investment advisory agreement.

         The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request thereof from shareholders holding not less than 10% of the outstanding votes of the Trust and that the Trust will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding shares" of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of
(a) 67% or more of the votes of shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of that Fund.

REPORTING
---------

         The Trust issues unaudited financial information semi-annually and audited financial statements annually for each Fund. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES
---------------------


         Shareholder inquiries should be made by calling 1-800-332-6459 (1-800-3-FAMILY), or by writing to Fairport Funds, c/o FPS Services, Inc., 3200 Horizon Drive, King of Prussia, PA 19406.


COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------------------


         Baker & Hostetler LLP serves as counsel to the Trust. Ernst & Young LLP serves as the independent public accountants of the Trust.


          DESCRIPTION OF PERMITTED INVESTMENTS AND RELATED RISK FACTORS
          -------------------------------------------------------------

         The following is a description of permitted investments for the Funds:


AMERICAN DEPOSITORY RECEIPTS ("ADRS") - ADRs are typically issued by a U.S. financial institution and evidence ownership of underlying securities issued by a foreign issuer. Sponsored ADRs are a joint arrangement between the foreign issuer and the depositary and tend to be more liquid than unsponsored ADRs. The GROWTH AND INCOME FUND is permitted to invest in sponsored ADRs.

COMMERCIAL PAPER - Unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months. All Funds are permitted to invest in commercial paper.


CONVERTIBLE SECURITIES - Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. The MIDWEST GROWTH and GROWTH AND INCOME FUNDS are permitted to invest in convertible securities. As described above, such Funds will invest in convertible securities based primarily upon Roulston's evaluation of the underlying common stocks. Roulston may invest up to 5% of such a Fund's net assets in convertible debt securities which are not investment grade but are rated not lower than B by an NRSRO. Such noninvestment grade securities are considered to be high risk securities.

INITIAL PUBLIC OFFERINGS - The MIDWEST GROWTH and GROWTH AND INCOME FUNDS may each invest from time to time in the securities of selected new issuers, or initial public offerings (IPOs). If the Fund is to invest in securities of relatively new issuers, it will only be in those securities which Roulston believes present an acceptable amount of risk. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. In addition, the securities of such issuers may have limited marketability, which may affect or limit their liquidity and therefore the ability of the Fund to sell such securities at the time and price it deems advisable. Such securities may also be subject to more abrupt or erratic market movements over time than securities of more seasoned companies or the market as a whole.


OPTIONS - Each Fund may invest in put and call options for various securities and securities indices that are traded on national securities exchanges, from time to time, as Roulston deems to be appropriate. Each of the Funds may also engage in writing call options from time to time as Roulston deems appropriate. A Fund will write only covered call options (options on securities owned by that Fund). A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.


         The MIDWEST GROWTH and GROWTH AND INCOME FUNDS may invest in options on stocks and stock indices, while the GOVERNMENT FUND may invest in options on fixed income securities and fixed income securities indices. OPTIONS WILL BE USED ONLY FOR HEDGING PURPOSES AND WILL

NOT BE ENGAGED IN FOR SPECULATIVE PURPOSES. Currently, no Fund anticipates entering into options transactions to the extent that the aggregate value of portfolio securities subject to options or invested in options positions will exceed 5% of a Fund's net assets as of the time the Fund purchases or enters into such options.

For further information regarding a Fund's investment in options, see the Statement of Additional Information.

REPURCHASE AGREEMENTS - Agreements by which a Fund obtains securities from an established financial institution and simultaneously commits to return the securities to the seller at an agreed upon price and date. The agreed upon price of the securities reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying securities. The Custodian or its agent will hold the security as collateral for the repurchase agreement. Such collateral must be maintained at all times at a value at least equal to 102% of the purchase price. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its rights with respect to the underlying securities or if the Fund realizes a loss on the sale of the underlying securities. Roulston will enter into repurchase agreements on behalf of a Fund only with financial institutions, including banks and broker-dealers, deemed to be creditworthy and present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Repurchase agreements are considered loans by a Fund under the 1940 Act. All Funds are permitted to invest in repurchase agreements.


SECTION 4(2) SECURITIES - The MIDWEST GROWTH and GROWTH AND INCOME FUNDS may each invest in restricted, or Section 4(2), securities. These securities are issued by corporations without registration under the 1933 Act in reliance on an exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under Federal securities laws, and generally are sold to institutional investors who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale may also generally be made in an exempt transaction. Section 4(2) securities are normally resold, if at all, to other institutional investors through or with the assistance of the issuer or investment dealers who facilitate the resale of such
Section 4(2) securities, thus providing some liquidity.

         Pursuant to procedures adopted by the Board of Trustees of the Trust, Roulston may determine Section 4(2) securities to be liquid if such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable. Rule 144A permits the Funds to purchase securities which have been privately placed and resell securities to certain qualified institutional buyers without restriction. For purposes of determining whether a Rule 144A security is readily saleable, and therefore liquid, Roulston must consider, among other things, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and marketplace trades of such security. However, investing in Rule 144A securities, even if such securities are initially determined to be liquid, could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


U.S. GOVERNMENT SECURITIES - U.S. Government direct obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable only through the Federal Reserve's book entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPs"). All Funds are permitted to invest in U.S. Government direct obligations, including STRIPs. The Funds intend to invest in STRIPs that are only traded through the U.S. Government-sponsored program.

         STRIPS are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have a similar maturity but pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are nonzero coupon securities with similar maturity and credit qualities.

         U.S. Government agency securities are issued by certain federal agencies that have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States, guaranteed by the Treasury or supported by the issuing agency's right to borrow from the Treasury or supported only by the credit of the instrumentality. All Funds are permitted to invest in U.S. Government agency securities.


VARIABLE AMOUNT MASTER DEMAND NOTES - Variable amount master demand notes in which the Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time within 30 days. While the notes are not typically rated by NRSROs, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Roulston will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. In the event that the period of time remaining until the principal amount can be recovered under a variable master demand note exceeds seven days, a Fund will treat such note as illiquid for purposes of its limitations on investments in illiquid securities.


VARIABLE AND FLOATING RATE INSTRUMENTS - Certain of the obligations purchased by the Funds may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. The Funds intend to invest in variable and floating rate instruments whose market value upon reset of the interest rate will approximate par value because their interest rates will be tied to short-term rates. However, there is a risk that the current interest rate on such obligations may not accurately reflect existing market rates, and therefore that upon such interest rate reset, the instrument may decline in value. All Funds are permitted to invest in variable and floating rate instruments. A demand instrument with a demand notice exceeding seven days will be considered illiquid if there is no secondary market for such securities.


WARRANTS - These instruments give holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. The MIDWEST GROWTH and GROWTH AND INCOME FUNDS are permitted to invest in warrants.


WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS - These transactions involve the purchase of securities subject to settlement and delivery beyond the normal settlement date. The price and yield on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are therefore subject to market fluctuation due to changes in market interest rates, and, although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging a Fund's assets. Segregated accounts will be established with the Custodian, and a Fund will maintain in such account, high quality liquid assets in an amount at least equal in value to that Fund's commitments to purchase when-issued securities.

         The purchase of securities on a when-issued or delayed-delivery basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the seller fails to complete the transaction and the Fund, as a result, misses a price or yield considered to be advantageous. Although each Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security prior to settlement if Roulston deems it appropriate to do so. No Fund's commitments to purchase when-issued or delayed-delivery securities will exceed 25% of the value of its total assets. All Funds may purchase securities on a when-issued basis or delayed- delivery for investment purposes only and not for leveraging purposes.

INVESTMENT COMPANY SECURITIES - Each Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. Each Fund intends to invest in the securities of other investment companies to the extent that Roulston believes that such investment will assist that Fund in meeting its investment objectives and in money market mutual funds for purposes of short-term cash management. A Fund's investment in such other investment companies will result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on the Funds' investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Trust's Statement of Additional Information.

                                                                  1-800-332-6459
[FAIRPORT FUNDS LOGO]                                           (1-800-3-FAMILY)

================================================================================
                            ACCOUNT APPLICATION FORM
================================================================================

A.                        Indicate Amount of Investment (The minimum initial investment is $250)
INITIAL                   -------------------------------------------------------   ___%        and    $____________
INVESTMENT                -------------------------------------------------------
& FUND              [ ]   FAIRPORT GROWTH AND INCOME FUND (#133580)
SELECTION                 -------------------------------------------------------   ___%        and    $____________
                          -------------------------------------------------------
                    [ ]   FAIRPORT GOVERNMENT SECURITIES FUND (#133581)
                          -------------------------------------------------------   ___%        and    $____________
                          -------------------------------------------------------
                    [ ]   FAIRPORT MIDWEST GROWTH FUND (#133582)

                          -------------------------------------------------------   ___%        and    $____________
                          -------------------------------------------------------
                    [ ]   CASH ACCOUNT TRUST MONEY MARKET PORTFOLIO
                          (a133583)
                          A prospectus must be obtained from Roulston Research
                          Corp. before you can purchase this fund.
                          [ ] Check here if you have already received a
                          prospectus.
                                                                    TOTAL           100%               $____________

                    [ ]   BY CHECK:  Please make payable to appropriate Fund Name
                    [ ]   BY WIRE:       An initial purchase of $________________ was wired on ____________ by
                                                                                                   Date
                          _________________________________ to account # _________________________________
                          Name of your Bank or Broker                    Number assigned by FPS

================================================================================

                   FAIRPORT FUNDS PREFERS TO SEND ONE CONSOLIDATED STATEMENT PER HOUSEHOLD.
                   PLEASE LIST YOUR ACCOUNT NUMBERS TO BE PRINTED ON THE CONSOLIDATED STATEMENT:
                                       A/C #_______________________   A/C #________________________  A/C #_______________________
                                       A/C #_______________________   A/C #________________________  A/C #_______________________

----------------------------------------------------------------------------------------------------------------------
B.                        INDIVIDUAL
REGISTRATION
(PLEASE PRINT)            -------------------------------------------------------------------    -----------------------
                          First Name              Middle Initial         Last Name               Social Security Number

                          -------------------------------------------------------------------    -----------------------
                          Jt. Owner First Name*   Middle Initial         Last Name               Social Security Number
                          *(Joint ownership with rights of survivorship unless otherwise noted)

===============================================================================

                          GIFT TO MINORS

                          ---------------------------------------------------------------------------------------
                          Name of Custodian (name one only)                               As Custodian for (name one only)
                          Under the __________________________________(UGMA/UTMA)         ________________________________
                                                  State                                      Minors Social Security #

===============================================================================

                   CORPORATION, PARTNERSHIP, OR TRUST

                   -----------------------------------------------------------------------------------------
                   Name of Corporation, Partnership or Trust

                   -------------------------    ------------------------------------------------------------
                   Tax I.D. #                   Name of Trustee(s)                             Date of Trust

--------------------------------------------------------------------------------

C.                        ------------------------------------------------------------------------------------------
MAILING                   Street Address & Apt. # or P.O. Box
ADDRESS &
TELEPHONE                 ------------------------------------------------------------------------------------------
NUMBER(S)                 City                                             State            Zip Code + 4
                          (           )                                    (          )
                          ---------------------------------------------    -----------------------------------------
                          Home Phone Number                                Business Phone Number

--------------------------------------------------------------------------------

D.                        Check one box only for each; if none are checked all dividend income and capital gains, if any, will
DISTRIBUTION              be reinvested. If money is to be reinvested in a different Fairport Fund, please indicate in space
OPTIONS                   provided.
                          Income Dividends [ ] Cash   [ ] Reinvest [ ] Cash Account Trust           ___________________
                                           [ ] Other Fairport Fund         Money Market Portfolio   name / account #

                          Capital Gains    [ ] Cash   [ ] Reinvest [ ] Cash Account Trust           ___________________
                          Distributions    [ ] Other Fairport Fund         Money Market Portfolio   name / account #

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
E.                        [ ] Check box if you want this service.
SYSTEMATIC                      To establish a Systematic Withdrawal Plan (SWP),
WITHDRAWAL                      an account must have a current market value of
PLAN                            $10,000 or more. Additionally, an account must
                                have dividends reinvested.
                                     [ ] Check box if you want withdrawal sent
                                         to address of record.
                                     [ ] Check box if you want withdrawal sent
                                         VIA ACH as instructions indicate in
                                         section G.
                          AMOUNT AND FREQUENCY OF PAYMENTS:
                          Beginning in ____________________, 19____, Please make
                                              Month
                          payments in the amount of $_____________________
                                                      Amount $100 minimum
                          Payments will be processed on the 25th day of the
                          month frequency indicated below:
                          [ ] Monthly        [ ] Quarterly
                          [ ] Semi-annually  [ ] Annually
--------------------------------------------------------------------------------
F.                        [ ] Check box if you want this service.
TELEPHONE                     I (We) authorize FPS Services and/or Fairport
PRIVILEGE                     Funds to act upon instructions received by
REDEMPTIONS;                  telephone from me (us) to redeem shares or to
EXCHANGES BETWEEN             exchange for shares of other Fairport Funds. I
PORTFOLIOS                    (we) understand an exchange is made by redeeming
                              shares of one portfolio and using the proceeds to
                              buy shares of another portfolio. Exchanges must be
                              made into identically registered accounts.
                              Redemption proceeds will be sent as indicated in
                              Section G.
                            * If not otherwise indicated below, only exchanges
                              will be allowed.
                                    [ ] Redemptions  [ ] Exchanges  [ ] Both
--------------------------------------------------------------------------------
G.                        Check one only, if none are checked all redemptions
REDEMPTION                will be sent by check.
& ACH
INFORMATION               [ ] All redemption proceeds will be executed BY AN ACH
                              TRANSACTION unless FPS Services is notified otherwise in writing. There is no charge for ACH transactions. Allow 3 business days.
                          [ ] All redemption proceeds will be executed BY A FED
                              WIRE TRANSACTION unless FPS Services is notified otherwise in writing. There is a $9 charge for FED
                              Wire transactions.
                          [ ] All redemption proceeds will be sent BY CHECK TO
                              THE MAILING ADDRESS STATED IN SECTION C ABOVE unless FPS Services is notified otherwise in writing.

                          All FED Wire and ACH transactions will be sent as indicated below. There will be no charge for ACH transactions. Any changes in ACH transactions must be made in writing to FPS Services, Inc., 3200 Horizon Drive, King of Prussia, PA 19406-0903. Please allow one month for ACH instructions to be effective.

                          (Notify your bank of your intent to establish this option on your bank account.)

                          ---------------------------------------------------------------------------------------
                          Bank Name                                       Branch Office (if applicable)

                          ---------------------------------------------------------------------------------------
                          Bank Address (Do not use P.O. Box)              City           State           Zip Code

                          ---------------------------------------------------------------------------------------
VOIDED PERSONAL           Bank Wire Routing Number     Name(s) on Your Bank Account      Your Bank Account Number
CHECK OR DEPOSIT SLIP
MUST BE ATTACHED          ---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
H.                        TAXPAYER IDENTIFICATION NUMBER CERTIFICATION. UNDER
SIGNATURE &               THE PENALTIES OF PERJURY, I (WE) CERTIFY THE
CERTIFICATION             FOLLOWING:
AND BACK-UP               1. I (WE) CERTIFY THAT THE NUMBER SHOWN ON THIS FORM
WITHHOLDING                  IS MY (OUR) CORRECT TAX IDENTIFICATION NUMBER.
CERTIFICATION             2. I (WE) AM NOT (ARE NOT) SUBJECT TO BACKUP
                             WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL
                             INTEREST AND DIVIDENDS, OR THE INTERNAL REVENUE
                             SERVICE HAS NOTIFIED ME (US) THAT I (WE) AM (ARE)
                             NO LONGER SUBJECT TO BACKUP WITHHOLDING.

                      CITIZEN OF: [ ] UNITED STATES  [ ] OTHER (PLEASE INDICATE)
                                                         _______________________

                      "THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING".

                      -----------------------------------------------------------------    ---------------------
                      SIGNATURE     [ ] OWNER     [ ] CUSTODIAN     [ ] TRUSTEE                    DATE

                      -----------------------------------------------------------------    ---------------------
                      SIGNATURE JOINT OWNER (IF APPLICABLE)                                        DATE

                      [ ] CHECK BOX IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING.
--------------------------------------------------------------------------------
FOR INVESTMENT DEALER ONLY



                                                                                  /
            -------------------------------------------------------------------------------------    ---------------------------
                                          Firm Name                               / Dealer #               Branch/Branch #


            ---------------------------------------------------------------------------------------
                                       Branch Address


            ------------------------------------------------------------            ---------------        ---------------------
                                        City                                             State                   Zip Code

                            --------------------            ---------------------------------------
                                   Rep #                                Rep's Last Name

===============================================================================
MAIL COMPLETED APPLICATION TO: FPS SERVICES, INC., 3200 HORIZON DRIVE, KING OF PRUSSIA, PA 19406-0903
================================================================================
MAKE CHECK PAYABLE TO: "FAIRPORT FUNDS" OR APPROPRIATE FUND NAME
================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION
                       ===================================

                          FAIRPORT MIDWEST GROWTH FUND
                (formerly known as Roulston Midwest Growth Fund)

                         FAIRPORT GROWTH AND INCOME FUND
               (formerly known as Roulston Growth and Income Fund)

                       FAIRPORT GOVERNMENT SECURITIES FUND
             (formerly known as Roulston Government Securities Fund)

                                 Three Funds of
                                 FAIRPORT FUNDS

                               Investment Adviser:
                            ROULSTON & COMPANY, INC.

         This Statement of Additional Information is not a prospectus and relates to FAIRPORT MIDWEST GROWTH FUND (the "MIDWEST GROWTH FUND"), FAIRPORT GROWTH AND INCOME FUND (the "GROWTH AND INCOME FUND"), and FAIRPORT GOVERNMENT SECURITIES FUND (the "GOVERNMENT FUND"). The MIDWEST GROWTH FUND, GROWTH AND INCOME FUND, and GOVERNMENT FUND are sometimes referred to individually as a "Fund" and collectively as the "Funds".


         The name changes for FAIRPORT FUNDS (the "Trust"), and its Funds, were approved by unanimous vote of the Board of Trustees, in accordance with the Trust's Declaration of Trust and By-Laws, on February 22, 1996, and became effective on March 1, 1996.

         This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Funds' Prospectus dated February 28, 1997. The Prospectus may be obtained through the Trust's Distributor, Roulston Research Corp., 4000 Chester Avenue, Cleveland, Ohio 44103 (the "Distributor").

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR
 IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND,
    IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS
       DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH
                       OFFERING MAY NOT LAWFULLY BE MADE.

                                February 28, 1997

                                TABLE OF CONTENTS
                                -----------------

THE TRUST......................................................................

ADDITIONAL INFORMATION ON
   PERMITTED INVESTMENTS AND RELATED RISK FACTORS..............................

ADDITIONAL INVESTMENT LIMITATIONS..............................................

MANAGEMENT OF THE TRUST........................................................

PRINCIPAL HOLDERS OF SECURITIES................................................

INVESTMENT ADVISORY AND OTHER SERVICES.........................................

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS...............................

NET ASSET VALUE................................................................

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.................................

TAXES..........................................................................

PERFORMANCE INFORMATION........................................................

OTHER INFORMATION..............................................................

                                  APPENDIX "A"
                                  ------------

                       DESCRIPTIONS OF SECURITIES RATINGS

                                  APPENDIX "B"
                                  ------------

                          ANNUAL REPORT TO SHAREHOLDERS

                                OCTOBER 31, 1996

                                    THE TRUST
                                    ---------


         FAIRPORT FUNDS (formerly THE ROULSTON FAMILY OF FUNDS) (the "Trust") is an open-end management investment company established under Ohio law as an Ohio business trust under a Declaration of Trust dated September 16, 1994.


         On April 28, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation with The Advisors' Inner Circle Fund, a Massachusetts business trust ("Advisors"), FAIRPORT MIDWEST GROWTH FUND (formerly Roulston Midwest Growth Fund), FAIRPORT GROWTH AND INCOME FUND (formerly Roulston Growth and Income Fund) and FAIRPORT GOVERNMENT SECURITIES FUND (formerly Roulston Government Securities Fund) of the Trust acquired all of the assets of each of the Roulston Midwest Growth Fund, the Roulston Growth and Income Fund, and the Roulston Government Securities Fund of Advisors (collectively, the "Acquired Funds"), respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization"). The performance and financial information included in this Statement of Additional Information relates to both the operations of the Acquired Funds prior to the Reorganization and to the Funds of the Trust since the Reorganization.


         The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest ("shares"). Each share of each Fund represents an equal proportionate interest in that Fund. See "OTHER INFORMATION--Description of Shares" below. This Statement of Additional Information relates to the Trust's FAIRPORT MIDWEST GROWTH FUND (the "MIDWEST GROWTH FUND"), FAIRPORT GROWTH AND INCOME FUND (the "GROWTH AND INCOME FUND"), and FAIRPORT GOVERNMENT SECURITIES FUND (the "GOVERNMENT FUND"). The MIDWEST GROWTH FUND, GROWTH AND INCOME FUND, and GOVERNMENT FUND are sometimes referred to individually as a "Fund" and collectively as the "Funds".


         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Funds. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

                 ADDITIONAL INFORMATION ON PERMITTED INVESTMENTS
                            AND RELATED RISK FACTORS
                            ------------------------

BANKERS' ACCEPTANCES
--------------------

         Negotiable bills of exchange or time drafts drawn on and accepted by a commercial bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchanges. Maturities are generally six months or less. All Funds are permitted to invest in bankers' acceptances.

CERTIFICATES OF DEPOSIT
-----------------------

         A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by U.S. commercial banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal. All Funds are permitted to invest in certificates of deposit.

TIME DEPOSITS
-------------

         A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits in excess of seven days with a withdrawal penalty are considered to be illiquid securities; a Fund will not invest more than 15% of its net assets in illiquid securities, including such time deposits. All Funds are permitted to invest in time deposits.

U.S. GOVERNMENT SECURITIES
--------------------------

         The GOVERNMENT FUND invests in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Such agencies and instrumentalities include the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), and the Student Loan Marketing Association ("SLMA"). Obligations of agencies such as GNMA are backed by the full faith and credit of the U.S. Government. Others, such as the obligations of FNMA, are not backed by the full faith and credit of the U.S. Government but are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of SLMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks, are supported only by the credit of the agency. No assurance can be given that the U.S. Government would provide financial assistance to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         Some of these securities are considered to be "mortgage-related securities" because they represent ownership in a pool of federally insured mortgage loans with maturities of up to 30 years. However, due to scheduled and unscheduled principal payments, such securities have a shorter average maturity and, therefore, less principal volatility than a bond with a comparable maturity. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular pool of mortgages. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Such mortgage-related securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although mortgage-related securities may offer yields higher than those available from other types of U.S. Government securities, such securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a mortgage-related security likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-related security originally purchased at a premium to decline in price to its par value, which may result in a loss. The market value and interest yield of these securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.


         Each Fund may invest in Separately Traded Interest and Principal Securities ("STRIPs"), which are component parts of U.S. Treasury securities traded through the Federal Reserve Book-Entry System. Roulston will purchase only those STRIPs that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPs, Roulston will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights.


VARIABLE AMOUNT MASTER DEMAND NOTES
-----------------------------------


         Variable amount master demand notes, in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time within 30 days. While such notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns), must satisfy, for purchase by a Fund, the same criteria as set forth in the Prospectus for commercial paper for such Fund. Roulston will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

VARIABLE AND FLOATING RATE NOTES
--------------------------------

         Each Fund may acquire variable and floating rate notes, subject to such Fund's investment objectives, policies and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by Roulston to be of comparable quality at the time of purchase to rated instruments eligible for purchase under that Fund's investment policies. In making such determinations, Roulston will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include governmental agencies, and financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that a Fund is not entitled to receive the principal amount of a note within seven days and there is no established market for such note, such a note will be treated as an illiquid security for purposes of calculation of the 15% limitation on such Fund's investment in illiquid securities.

REPURCHASE AGREEMENTS
---------------------

         Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which Roulston deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under Federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

FOREIGN INVESTMENT
------------------


         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Since investments in the securities of foreign issuers may involve currencies of foreign countries, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.


         Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies.

         In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


         A Fund will acquire such securities only when Roulston believes the risks associated with such investments are minimal.


OPTIONS TRADING
---------------

         Each of the Funds may purchase put and call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Put and call options purchased by the Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         When a Fund writes a call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         In addition, when a Fund writes a covered call option and such option is exercised, that Fund will forego the appreciation, if any, on the underlying security in excess of the exercise price. In order to close out a call option it has written, a Fund will enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which that Fund previously wrote on any particular securities. When a portfolio security subject to a call option is sold, the Fund which wrote the call will effect a closing purchase transaction to close out any existing call option on that security. There is no assurance of liquidity in the secondary market for purposes of closing out options positions. If that Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or such Fund delivers the underlying security upon exercise.


         Although a Fund will engage in option transactions only as hedging transactions and not for speculative purposes, there are risks associated with such investment including the following: (i) the success of a hedging strategy may depend on the ability of Roulston to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates;
(ii) there may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


         The Funds may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
-------------------------------------------


         As discussed in the Prospectus, each Fund may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, the Custodian will set aside in a separate account cash or high quality liquid debt securities equal to the amount of the commitment. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or high quality liquid debt securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of Roulston to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitments to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its assets.

         When a Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. A Fund will engage in "when-issued" or "delayed-delivery" transactions only for the purpose of acquiring portfolio securities consistent with such Fund's investment objectives and policies and not for investment leverage.

INVESTMENT COMPANY SHARES
-------------------------

         Each Fund may invest in securities of other investment companies, including shares of money market mutual funds. Since such funds pay management fees and other expenses, shareholders of a Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Applicable regulations prohibit a Fund from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the acquired investment company; more than 5% of the Fund's total assets are invested in securities issued by any one investment company; or more than 10% of the total assets of the Fund in the aggregate are invested in securities of investment companies as a group.

                        ADDITIONAL INVESTMENT LIMITATIONS
                        ---------------------------------

         Each Fund's investment objective is a fundamental policy and may not be changed without a vote of the holders of a majority of such Fund's outstanding shares.

FUNDAMENTAL RESTRICTIONS
------------------------

         The following investment restrictions may be changed with respect to a Fund only by a vote of the majority of the outstanding Shares of that Fund (as defined below under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares"). In addition to the investment restrictions set forth in the Prospectus, each Fund may not:

1. Make loans, except that the Fund may purchase or hold debt instruments and make time deposits with financial institutions in accordance with its investment objectives and policies, and the Fund may enter into repurchase agreements and engage in securities lending, as described in the Prospectus and this Statement of Additional Information;

2. Purchase or sell real estate (although investment in marketable securities of issuers which can invest in real estate or engage in such activities, securities backed or secured by interests in real estate, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein are not prohibited by this restriction);

3. Purchase securities on margin, except that a Fund may obtain short-term credit as necessary for the clearance of securities transactions and except as may be necessary to make margin payments in connection with derivative securities transactions;

4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under Federal securities laws in selling a portfolio security; and

5. Purchase or sell commodities or commodities contracts (including future contracts), except to the extent disclosed in the current Prospectus of the Fund.

NON-FUNDAMENTAL RESTRICTIONS
----------------------------

         The following additional investment restrictions of the Funds are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. A Fund may not:

1. Purchase or otherwise acquire any securities, if as a result, more than 15% of that Fund's net assets would be invested in securities that are illiquid;

2.       Engage in any short sales;

3. Invest more than 10% of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years of continuous operation;

4. Purchase or retain securities of an issuer if an officer, trustee, partner or director of the Trust or of any investment adviser of the Fund owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities;

5. Pledge, mortgage or hypothecate assets in excess of one third of the Fund's total assets;

6. Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act and the rules and regulations thereunder or pursuant to any exemptions therefrom;

7. Invest in interests in oil, gas or other mineral exploration or development programs or in oil, gas or mineral leases; and

8. Invest more than 5% of its net assets in warrants valued at the lower of cost or market, provided, that included within that amount, but not to exceed 2% of net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities are deemed to be without value.

         If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities, including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, such Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

         None of the Funds currently intends to enter into reverse repurchase agreements during the current fiscal year.

                             MANAGEMENT OF THE TRUST
                             -----------------------

TRUSTEES AND OFFICERS OF THE TRUST
----------------------------------

         The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Ohio. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee who is an "interested person" of the Trust, as that term is defined in the 1940 Act, is indicated by an asterisk. Certain officers of the Trust also serve as Directors and/or officers of Roulston or the Distributor.

   NAME, BUSINESS                POSITIONS(S) HELD                 PRINCIPAL OCCUPATION(S)
   ADDRESS AND AGE                WITH THE TRUST                   DURING PAST FIVE YEARS
   ---------------                --------------                   ----------------------
Scott D. Roulston                     Trustee                  President and Director of Roulston
4000 Chester Avenue                and President               & Company, Inc. and Roulston
Cleveland, Ohio  44103                                         Research Corp since 1990.

Age: 39

Thomas V. Chema                       Trustee                  Partner, Arter & Hadden
1100 Huntington Building                                       (law firm) since April, 1989; since
Cleveland, Ohio  44115                                         June, 1995, President, Gateway
                                                               Consultants Group, Inc. (sports and
Age: 50                                                        related public facilities consulting);
                                                               from June, 1990, to June, 1995,
                                                               Executive Director of Gateway
                                                               Economic Development Corp. of
                                                               Greater Cleveland (sports and related
                                                               facilities public development
                                                               company).

David H. Gunning                      Trustee                  Chairman, President and
1001 Lakeside Avenue                                           Chief Executive Officer of Capitol
Cleveland, Ohio  44114                                         American Financial Corporation
                                                               (insurance company) since February,
Age: 54                                                        1993; prior thereto, partner of Jones,
                                                               Day, Reavis & Pogue (law firm).

Ivan J. Winfield                      Trustee                  Associate Professor, Baldwin
30901 Ainsworth Drive                                          Wallace College since 1995; from
Pepperpike, Ohio  44124                                        1980 to 1994, Managing Partner,
                                                               Coopers & Lybrand, Northeast Ohio
Age: 62                                                        (certified public accounting firm).


     NAME, BUSINESS                POSITIONS(S) HELD                 PRINCIPAL OCCUPATION(S)
     ADDRESS AND AGE                 WITH THE TRUST                   DURING PAST FIVE YEARS
     ---------------                 --------------                   ----------------------
Michele R. Fogarty                   Treasurer and               Since May, 1996, Chief Financial
4000 Chester Avenue                    Secretary                 Officer of Roulston & Company,
Cleveland, Ohio  44103                                           Inc.; February 1996 to May 1996,
                                                                 Director of Finance, Controller and
Age: 35                                                          Treasurer of Roulston & Company,
                                                                 Inc.; January, 1994 to February,
                                                                 1996, Vice President/Accounting &
                                                                 Operations for Carnegie Capital
                                                                 Management Co. and Treasurer of
                                                                 Carnegie Funds Group; prior thereto,
                                                                 Assistant Vice President and
                                                                 Assistant Treasurer for Carnegie
                                                                 Capital Management Co. (financial
                                                                 services/mutual fund companies).


    NAME, BUSINESS                   POSITIONS(S) HELD                   PRINCIPAL OCCUPATION(S)
    ADDRESS AND AGE                   WITH THE TRUST                     DURING PAST FIVE YEARS
    ---------------                   --------------                     ----------------------
Kristin Hay Ives, Esq.               Assistant Secretary            Partner of the law firm of Baker
Capitol Square, Suite 2100                                          & Hostetler LLP, counsel to the
65 East State Street                                                Trust.
Columbus, Ohio  43215

Age:  36

Charles A. Kiraly                    Assistant Treasurer            Since April, 1996, an employee of
4000 Chester Avenue                                                 Roulston & Company, Inc.; prior
Cleveland, OH 44130                                                 thereto, Senior Dealer Services
                                                                    Representative at BISYS Fund
Age 28                                                              Services, Ohio, Inc.; Employee at
                                                                    BISYS Fund Services, Ohio, Inc.
                                                                    since May, 1993. 1992 Graduate of
                                                                    Ohio University, BBA in Business
                                                                    Administration.


         The Trust pays the fees for unaffiliated Trustees (currently $1,000 per Board meeting attended and $4,000 per year retainer). The officers and affiliated Trustee of the Trust receive no compensation for such services, but those officers who are employees of Roulston receive compensation from Roulston.

         The following table sets forth information regarding the total compensation paid by the Trust to its Trustees for their services as Trustees during the fiscal year ended October 31, 1996. The Trust has no pension or retirement plans.

COMPENSATION TABLE:


  NAME AND POSITION      AGGREGATE ESTIMATED      TOTAL COMPENSATION
   WITH THE TRUST            COMPENSATION          FROM THE TRUST AND
  -----------------         FROM THE TRUST         THE FUND COMPLEX *
                            --------------         ------------------
Scott D. Roulston,
Chairman                      $    0                   $    0

Thomas V. Chema,
Trustee                       $8,000                   $8,000

David H. Gunning,
Trustee                       $8,000                   $8,000

Ivan J. Winfield,
Trustee                       $8,000                   $8,000


* For purposes of this Table, Fund Complex means one or more mutual funds, including the Funds, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related. The Funds are currently the only members of their Fund Complex.

         As of the date hereof, all Trustees and Officers of the Trust, as a group, owned fewer than one percent of the shares of each of the Funds.

                         PRINCIPAL HOLDERS OF SECURITIES
                         -------------------------------


         Listed below are the names and addresses of those shareholders and accounts who, as of January 31, 1997, owned 5% or more of the shares of each Fund.


FAIRPORT MIDWEST GROWTH FUND:
-----------------------------


         Shareholder(s)                                       Percentage Owned
         --------------                                       ----------------
Charles Schwab & Co., Inc.                                        10.07%
Special Custody Account
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

FAIRPORT GROWTH AND INCOME FUND:
--------------------------------

         Shareholder(s)                                       Percentage Owned
         --------------                                       ----------------
Liqui Box Corp. EMP PSP                                            6.55%
William McBee Trustee
c/o The Hampton Company
320 Springside Drive
Suite 350
Akron, Ohio 44333

FAIRPORT GOVERNMENT SECURITIES FUND:

         Shareholder(s)                                       Percentage Owned
         --------------                                       ----------------


Liqui Box Corp. EMP PSP                                            24.47%
William McBee Trustee
c/o The Hampton Company
320 Springside Drive
Suite 350
Akron, Ohio 44333

Charles Schwab & Co., Inc.                                         22.33%
Special Custody A/C for BNFT CUST
101 Montgomery Street
San Francisco, CA 94104

                     INVESTMENT ADVISORY AND OTHER SERVICES
                     --------------------------------------

THE INVESTMENT ADVISER
----------------------


         The Trust and Roulston have entered into an Investment Advisory Agreement (the "Advisory Agreement") dated as of January 20, 1995, amended as of November 30, 1996. Pursuant to the Advisory Agreement, Roulston has agreed to provide investment advisory services to the Funds as described in the Prospectus.


         The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to Roulston but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of such Fund are registered, Roulston will bear the amount of such excess. Roulston will not be required to bear expenses of the Fund to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").


         Unless sooner terminated, the Advisory Agreement with respect to a Fund continues in effect for successive one-year periods ending January 20 of each year if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION -Vote of a Majority of the Outstanding Shares" below), and a majority of the Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of that Fund, or by Roulston. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


         The Advisory Agreement provides that Roulston shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance by Roulston of its obligations under the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or negligence on the part of Roulston in the performance of its duties, or from negligent disregard by Roulston of its duties and obligations thereunder. Roulston from time to time may defray certain of the administrative costs of retirement accounts in connection with such accounts' investment in the Funds and may also pay certain costs associated with the distribution of the Funds' shares. Such costs will not be borne by the Funds.

         For the fiscal year ended October 31, 1996, Roulston earned and voluntarily waived the amounts indicated below with respect to its investment advisory services to the Funds.

                               GROSS     ADVISORY      NET
         FUND                ADVISORY      FEES      ADVISORY
         ----               FEES EARNED   WAIVED   FEES RECEIVED
         ----               -----------   ------   -------------
MIDWEST GROWTH FUND           $417,458   $169,950   $247,508
GROWTH AND INCOME FUND        $184,723   $ 81,095   $103,628
GOVERNMENT SECURITIES FUND    $ 18,674   $ 18,674   $      0
                     TOTALS   $620,855   $269,719   $351,136

         For the fiscal year ended October 31, 1995, Roulston earned and voluntarily waived the amounts indicated below with respect to its investment advisory services to the Funds, including advisory services provided to the Acquired Funds during the first six months of such year.

                               GROSS     ADVISORY      NET
         FUND                ADVISORY      FEES      ADVISORY
         ----               FEES EARNED   WAIVED   FEES RECEIVED
                            -----------   ------   -------------
MIDWEST GROWTH FUND           $341,934   $ 61,126   $280,808
GROWTH AND INCOME FUND        $175,714   $ 58,630   $117,084
GOVERNMENT SECURITIES FUND    $ 29,634   $ 29,634   $      0
                     TOTALS   $547,282   $149,390   $397,892


         Roulston earned and waived the following fees for investment advisory services provided to the Acquired Funds during the fiscal year ended October 31, 1994:


                               GROSS     ADVISORY      NET
         FUND                ADVISORY      FEES      ADVISORY
         ----               FEES EARNED   WAIVED   FEES RECEIVED
                            -----------   ------   -------------
MIDWEST GROWTH FUND           $188,000   $ 16,000   $172,000
GROWTH AND INCOME FUND        $127,000   $ 28,000   $ 99,000
GOVERNMENT SECURITIES FUND    $ 32,000   $ 32,000   $      0
                     TOTALS   $347,000   $ 76,000   $271,000

THE ADMINISTRATOR
-----------------


         The Trust and FPS Services, Inc. ("FPS"), the Administrator, 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, have entered into an administration agreement dated January 20, 1995, as amended as of January 1, 1997 (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement remained in effect for a period of two years after its effective date and shall continue in effect for successive periods of two years thereafter unless terminated by either party on not less than 180 days' prior written notice to the other party.


         The Administrator assists in supervising all operations of each Fund (other than those performed by Roulston under the Advisory Agreement, by UMB Bank, N.A. under the Custodian Agreement and by the Administrator under the Accounting Services Agreement, the Transfer Agent Services Agreement and the Custody Administration and Agency Agreement).

         Under the Administration Agreement, the Administrator has agreed to furnish statistical and research data, clerical, and certain bookkeeping services; prepare the periodic reports to the Securities and Exchange Commission (the "Commission") on Form N-SAR or any replacement forms therefor; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; assist to the extent requested by the Trust with the Trust's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations other than those performed by Roulston under the Advisory Agreement, by UMB Bank, N.A. under the Custodian Agreement and by the Administrator under the Accounting Services Agreement, the Transfer Agent Services Agreement and the

Custody Administration and Agency Agreement.


         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement equal to a fee, calculated daily and paid monthly, at the annual rate, subject to a minimum annual fee of $55,000 for the first series and $12,000 for each additional domestic series, calculated as follows:


         .15% On the First $50 Million of Total Average Net Assets; .10% On the Next $50 Million of Total Average Net Assets; and .05% Of Total Average Net Assets in Excess of $100 Million of Average Net Assets.

         The Administrator also receives certain out-of-pocket expenses.


         For the fiscal year ended October 31, 1996, the Administrator earned the following amounts with respect to administrative services provided to the
Funds:

                                                    ADMINISTRATIVE
                     FUND                              FEES PAID
                     ----                               TO FPS
                                                        ------
MIDWEST GROWTH FUND                                    $ 75,644
GROWTH AND INCOME FUND                                 $ 33,436
GOVERNMENT SECURITIES FUND                             $ 10,062
                    TOTAL                              $119,142

         For the fiscal period of May 1, 1995 through October 31, 1995, the Administrator earned the following amounts with respect to administrative services provided to the Funds:

                                                    ADMINISTRATIVE
                     FUND                              FEES PAID
                     ----                               TO FPS
                                                        ------
MIDWEST GROWTH FUND                                    $33,600
GROWTH AND INCOME FUND                                 $16,895
GOVERNMENT SECURITIES FUND                             $ 7,516
                    TOTAL                              $58,011

TRANSFER AGENT AND FUND ACCOUNTANT
----------------------------------


         The Trust has entered into a Transfer Agent Services Agreement dated as of January 20, 1995, amended as of January 1, 1997 (the "Transfer Agent Agreement"), with FPS (the "Transfer Agent"), pursuant to which FPS has agreed to act as the transfer and dividend disbursing agent for each Fund. Pursuant to the Transfer Agent Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for each of the Trust's shareholders of record; processing shareholder purchase, redemption and exchange orders; processing transfers of shares of the Trust on the shareholder files and records; processing dividend payments and reinvestments; generating account statements; and assistance in the mailing of shareholder reports and proxy solicitation materials. In consideration for such services, each Fund has agreed to pay the Transfer Agent a fee, computed daily and paid periodically, according to the following schedule:

         For account maintenance: $15.00 per Account per year Annual Maintenance Fee subject to a minimum monthly fee of $2,500 for Fairport Midwest Growth Fund, $2,500 for Fairport Growth and Income Fund and $2,000 for Fairport Government Securities Fund. For IRA's, 403(b) Plans, Defined Contribution/Benefit Plans: $12.00 per Account per Year Annual Maintenance Fee. Out of pocket expenses are reimbursed to FPS monthly. Additional fees may apply in the event that FPS performs special projects as Transfer Agent.

         In addition, the Transfer Agent provides certain fund accounting services to each of the Funds pursuant to an Accounting Services Agreement dated as of January 20, 1995, amended as of January 1, 1997. Such services include maintaining the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintaining a monthly trial balance of all ledger accounts; performing certain accounting services for each Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with such Fund's Custodian, affirmation to that Fund's Custodian of all portfolio trades and cash settlements, verification and reconciliation with that Fund's Custodian of all daily trade activity; providing certain reports; obtaining dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and preparing an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund. In consideration for such services, each Fund has agreed to pay the Transfer Agent a fee, computed daily and paid periodically, at an annual rate calculated as follows:


         $24,000 Minimum to $20 Million of Average Net Assets; .04% On the Next $30 Million of Average Net Assets; .03% On the Next $50 Million of Average Net Assets; .01% Over $100 Million of Average Net Assets.

THE DISTRIBUTOR
---------------


         Roulston Research Corp., a wholly owned subsidiary of Roulston (the "Distributor"), and the Trust are parties to a distribution agreement dated January 20, 1995, amended as of June 3, 1996 (the "Distribution Agreement"). The Distributor receives no compensation under the Distribution Agreement for distribution of shares of the Funds, but receives payments under the Trust's Distribution and Shareholder Service Plan described below.

         The Distribution Agreement remains in effect for successive one-year periods ending January 20th if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.


         In its capacity as Distributor, the Distributor solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities.

DISTRIBUTION AND SHAREHOLDER SERVICE PLAN
-----------------------------------------


         As described in the Prospectus, the Trust has adopted a Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to pay the Distributor for payments it makes to broker-dealers, banks and other institutions (collectively, "Participating Organizations") for providing distribution or shareholder service assistance or for distribution assistance and/or shareholder service provided by the Distributor. Payments to such Participating Organizations may be made pursuant to agreements entered into with the Distributor. The Plan authorizes each Fund to make payments to the Distributor in an amount not in excess, on an annual basis, of 0.25% of the average daily net asset value of that Fund.


         As required by Rule 12b-1, the Plan was approved by the initial sole shareholder of each Fund and by the Board of Trustees, including a majority of the Trustees who are not interested persons of that Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may be terminated as to a Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding shares of that Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan with respect to a Fund may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding shares of such Fund.

         The Plan continues in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.


         The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and retention of Fund assets. As a Fund grows in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.


         As authorized by the Plan, the Distributor has agreed to provide certain distribution and share holder services in connection with shares purchased and held by the Distributor for the accounts of its customers and shares purchased and held by customers of the Distributor directly, including, but not limited to, answering shareholder questions concerning the Funds, providing information to shareholders on their investments in the Funds and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration of such services the Trust, on behalf of each Fund, has agreed to pay the Distributor a monthly fee, computed at the annual rate of .25% of the average aggregate net asset value of shares of that Fund held during the period in customer accounts for which the Distributor has provided services under the Plan.

         For the fiscal year ended October 31, 1996, such fees totaled $219,481. The amounts incurred with respect to each Fund during such period are set forth below:

                                                        AMOUNTS
                     FUND                              INCURRED
                                                       PURSUANT
                                                     TO 12B-1 PLAN
MIDWEST GROWTH FUND                                    $139,214
GROWTH AND INCOME FUND                                 $ 61,603
GOVERNMENT SECURITIES FUND                             $ 18,664
TOTAL                                                  $219,481

         In addition, the Distributor has entered into Rule 12b-1 Agreements with selected dealers pursuant to which such dealers agree to provide certain shareholder services and distribution assistance including, but not limited to, those discussed above.


THE CUSTODIAN
-------------


         UMB Bank, n.a., 928 Grand Avenue, Kansas City, Missouri 64141, serves as the Funds' Custodian pursuant to the Custody Agreement dated January 20, 1995. In such capacity the Custodian holds or arranges for the holding of all portfolio securities and other assets of the Funds.


LEGAL COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------


         Baker & Hostetler LLP, 65 East State Street, Columbus, Ohio 43215, is counsel to the Trust and will pass upon the legality of the shares offered thereby. The Trust has selected Ernst & Young LLP, 1300 Huntington Building, 925 Euclid Avenue, Cleveland, Ohio 44115-1405, as independent auditors for the Funds. The financial statements for the Funds for the fiscal year ended October 31, 1996, appearing as Appendix "B" in this Statement of Additional Information have been audited by Ernst & Young LLP as set forth in their report attached thereto and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
                ------------------------------------------------

PORTFOLIO TRANSACTIONS
----------------------

         Roulston is authorized to select brokers and dealers to effect securities transactions for the Funds. Roulston will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While Roulston generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. Roulston seeks to select brokers or dealers that offer a Fund best price and execution or other services which are of benefit to the Fund.

BROKERAGE COMMISSIONS
---------------------

         Roulston may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to Roulston. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by Roulston will be in addition to and not in lieu of the services required to be performed by Roulston under the Advisory Agreement. If, in the judgment of Roulston, a Fund or other accounts managed by Roulston will be benefitted by supplemental research services, Roulston is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of Roulston will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that Roulston will find all of such services of value in advising the Funds.


         Roulston has an arrangement with Thompson Institutional Services, Inc. ("Thompson") whereby Roulston receives specific research products known as First Call, ALERT, Research Direct, Baseline, HOLT, STOCK VAL, and Muller Data in exchange for placing an agreed upon amount of trades on behalf of privately managed accounts and the Funds. There have to date been no trades placed with Thompson by Roulston on behalf of any Fund. Currently, Roulston has no written or verbal agreement with any broker to receive forms of compensation in exchange for placing trades on behalf of any portfolio of the Trust.



         Under the provisions of the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the Commission thereunder, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if written procedures approved by the Trust's Board of Trustees are in effect expressly permitting the Distributor to receive and retain such compensation. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and have reviewed these procedures periodically. The rules of the Commission and such procedures require that commissions paid to the Distributor by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. "Usual and customary" commissions are defined to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

         Since the Funds' inception, the Distributor had so effected portfolio transactions for the Funds; however, the Distributor has not done so since February, 1996 and does not expect to do so in the future. In addition, a Fund may direct commission business to one or more designated broker/dealers, including the Distributor, in connection with such broker/dealer's payment of certain of a Fund's or the Trust's expenses.

         For the fiscal year ended October 31, 1996, brokerage commissions paid by the Trust on behalf of the Funds amounted to $156,078. The total brokerage commissions attributable to each Fund are set forth below.


                                               11/01/95
                  FUND                            TO
                  ----                         10/31/96
                                               --------
MIDWEST GROWTH FUND                            $122,870
GROWTH AND INCOME FUND                         $ 33,208
GOVERNMENT SECURITIES FUND                     $      0
                 TOTALS                        $156,078*

* Of this amount, $42,316 was paid to the Distributor, which represents 27% of the total commissions paid by the Trust to all brokers through whom trades were placed during the period. In addition, 19% of the Trust's aggregate dollar amount of transactions were effected through the Distributor.

         For the fiscal period of May 1, 1995 through October 31, 1995, brokerage commissions paid by the Trust on behalf of the Funds amounted to $71,140. The total brokerage commissions attributable to each Fund are set forth below.

                                               11/01/95
                  FUND                            TO
                  ----                         10/31/96
                                               --------
MIDWEST GROWTH FUND                             $63,257
GROWTH AND INCOME FUND                          $ 7,883
GOVERNMENT SECURITIES FUND                      $     0
                 TOTALS                         $71,140*


* Of this amount, $68,731 was paid to the Distributor, which represents 97% of the total commissions paid by the Trust to all brokers through whom trades were placed during the period. In addition, 96% of the Trust's aggregate dollar amount of transactions were effected through the Distributor .

         Prior to the Reorganization, Advisors paid the following brokerage commissions on behalf of the Acquired Funds during the periods shown:

                                             11/01/93           11/01/94
          FUND                                  TO                TO
          ----                               10/31/94           4/30/95
                                             --------           -------
MIDWEST GROWTH FUND                           $83,351             $78,378
GROWTH AND INCOME FUND                        $12,948             $ 6,877
GOVERNMENT SECURITIES FUND                    $     0             $     0
                 TOTALS                       $96,299             $85,255*

* Prior to the Reorganization, a portion of the above-referenced brokerage commissions was paid on behalf of the Acquired Funds to the Distributor.


         It is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, Roulston may place portfolio orders with qualified broker/dealers who recommend such Funds' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker/dealers.

PORTFOLIO TURNOVER
------------------


         The portfolio turnover rate for each Fund is calculated by dividing the lesser of that Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

         The portfolio turnover rates for the fiscal years ended October 31, 1996, 1995 and 1994, for the MIDWEST GROWTH FUND were 58.01%, 46.51% and 77.57%, respectively; for the GROWTH AND INCOME FUND were 34.02%, 13.36% and 35.16%, respectively; and for the GOVERNMENT FUND were 21.23%, 1.28% and 24.14%, respectively. The portfolio turnover rate for a Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.


                                 NET ASSET VALUE
                                 ---------------


         As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the earlier of 4:00 p.m., Eastern Time, or the close of regular trading on the New York Stock Exchange (the "Exchange"), on each Business Day. A "Business Day" is any day the Exchange is open for regular business. Currently the Exchange is closed in observance of the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

         Valuations of securities purchased by the Funds are supplied by independent pricing services used by FPS, as administrator, which have been approved by the Trustees of the Trust. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair value as determined in good faith by the Board of Trustees.


         Valuations of fixed and variable income securities ("debt securities") are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications at to value from recognized dealers, and general market conditions. The pricing services may use electronic data processing techniques and/or a computerized matrix system to determine valuations. Debt securities for which market quotations are readily available are valued based upon those quotations. The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. In such instances the debt security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------


         The Funds' shares may be purchased at the public offering price, which is the net asset value next computed, and are sold on a continuous basis through the Distributor, principal underwriter of the Funds' shares, at its address and number set forth under the heading "The Distributor", and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with the Distributor.


         The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair value of its net assets.

                                      TAXES
                                      -----

         Each Fund intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, a Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, future contracts or foreign currencies held less than three months; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, a Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, such Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for Federal income tax purposes, even if paid in additional shares of the Fund and not in cash.

         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on long-term capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward to future years.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's Federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by that Fund for its taxable year that qualifies for the dividends received deduction.

         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of any one Fund's total assets at the end of its fiscal year are expected to be invested in stocks or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its shareholders their pro-rata share of the foreign taxes paid by the

Fund.  These taxes will be taken as a deduction by such Fund.

         Each Fund may be required by Federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions paid to any shareholder, and the proceeds of redemption or the values of any exchanges of shares of a Fund, if such shareholder (1) fails to furnish the Trust with a correct tax identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security Number.


         Information set forth in the Prospectus and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of shares of a Fund. No attempt has been made to present a detailed explanation of the Federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.


                             PERFORMANCE INFORMATION
                             -----------------------

YIELD
-----

         As summarized in the Prospectus under the heading "PERFORMANCE OF THE FUNDS," the yield of a Fund will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of a Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's shares and to the relative risks associated with the investment objective and policies of such Fund.


         For the 30-day period ended October 31, 1996, the yields for FAIRPORT MIDWEST GROWTH FUND, FAIRPORT GROWTH AND INCOME FUND and FAIRPORT GOVERNMENT SECURITIES FUND were 0.00%, 0.78%, and 5.34%, respectively.

CALCULATION OF TOTAL RETURN
---------------------------

         Each quotation of average annual total return will be computed by finding the average annual compounded rate of return over that period which would equate the value of an initial amount of $1,000 invested in a Fund equal to the ending redeemable value, according to the following formula:

                          P(T + 1)n (exponent) = ERV


         Where: P = a hypothetical initial payment of $1,000, T = average annual total return, n = number of years, and ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the period at the end of the period for which average annual total return is being calculated assuming a complete redemption. The calculation of average annual total return assumes the deduction of the maximum sales charge, if any, from the initial investment of $1,000, assumes the reinvestment of all dividends and distributions at the price stated in the then effective Prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts assuming such Fund's average account size.

         For the one year period ended October 31, 1996, and the period from July 1, 1993 (commencement of operations) through October 31, 1996, the average annual total returns for the Funds were as follows:


                                        7/01/93             11/01/95
                      FUND                TO                   TO
                      ----             10/31/96             10/31/96
                                       --------             --------
MIDWEST GROWTH FUND                     17.01%               16.28%
GROWTH AND INCOME FUND                  13.02%               17.77%
GOVERNMENT SECURITIES FUND               4.19%                4.58%



         At any time in the future, yields and total return may be higher or lower than past yields and total return and there can be no assurance that any historical results will continue. Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields and total return will vary.

PERFORMANCE COMPARISONS
-----------------------

         Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices and to data prepared by Lipper Analytical

Services, Inc., Morningstar, Inc. and Ibbotson Associates of Chicago, Illinois. Comparison may also be made to indices or data published in various financial and business publications and periodicals. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

                                OTHER INFORMATION
                                -----------------

DESCRIPTION OF SHARES
---------------------

         The Trust is an Ohio business trust. The Trust was organized on September 16, 1994, and the Trust's Declaration of Trust was filed with the Secretary of State of Ohio on September 19, 1994. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust presently has three series of shares, which represent interests in the Funds. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, a Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Fund, of any general assets not belonging to any particular Fund which are available for distribution. As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by a Fund upon the issuance or sale of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general asset of the Trust not readily identified as belonging to a particular Fund that is allocated to the Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Funds are conclusive.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a series will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of the series. Under Rule 18f-2, the approval of any amendment to the Advisory Agreement or any change in investment policy submitted to shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.

However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES
--------------------------------------------

         As used in the Prospectus and this Statement of Additional Information, "vote of a majority of the outstanding shares" of the Trust or a Fund, means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Trust or that Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or such Fund.

MISCELLANEOUS
-------------

         Individual Trustees are elected by the shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Trust entitled to vote may cause the Trustees to call a special meeting. However, the Trust has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Trust entitled to vote and that the Trust will assist in communications with other shareholders as required by ss.16(c) of the 1940 Act. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

         The Trust is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                                                                    APPENDIX "A"

                              RATINGS OF SECURITIES
                              ---------------------
                            COMMERCIAL PAPER RATINGS
                            ------------------------

STANDARD & POOR'S CORPORATION:
Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

MOODY'S INVESTORS SERVICE, INC.:
The rating "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

FITCH INVESTORS SERVICE, INC.:
Commercial paper rated "F-1" by Fitch Investors Service, Inc. ("Fitch") is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated "F-2" by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, i.e., "F-1." The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

                             CORPORATE DEBT RATINGS
                             ----------------------

STANDARD & POOR'S CORPORATION:
An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated "BB" and "B" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating. Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

MOODY'S INVESTORS SERVICE, INC.:
The following summarizes the six highest ratings used by Moody's for corporate debt. Bonds that are rated "Aaa" by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities. Bonds that are rated "A" by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated "Baa" by Moody's are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bond which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Duff & Phelps, Inc.:

The following summarizes the six highest long-term debt ratings by Duff & Phelps, Inc. ("Duff"). Debt rated "AAA" has the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated "AA" has a high credit quality and protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated "A" has protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Debt rated "BBB" has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles. Debt rated "BB" is below investment-grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Debt rated "B" is below investment-grade and possesses risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade. To provide more detailed indications of credit quality, the ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within this major rating category.


Fitch:

The following summarizes the six highest long-term debt ratings by Fitch (except for "AAA" ratings, plus(+) or minus (-) signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+." Bonds rated as "A" are considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated "BBB" are considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below investment-grade is higher than for bonds with higher ratings. Bonds rated "BB" are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated "B" are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

IBCA Limited and its affiliate IBCA, Inc.:
The following summarizes the six highest long-term debt ratings by IBCA Limited and its affiliate IBCA, Inc. (collectively "IBCA"). Obligations rated "AAA" are those for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated "AA" are those for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly. Obligations rated "A" are those for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations rated "BBB" are those for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories. Obligations rated "BB" are those for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions. Obligations rated "B" are those for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.


Thompson BankWatch, Inc.:

The following summarizes the six highest long-term debt ratings by Thomson Bank Watch, Inc. ("Thompson"). "AAA" is the highest category and indicates that the ability to repay principal and interest on a timely basis is very high. "AA" is the second highest category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. "A" is the third highest category and indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. "BBB" is the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. While not investment-grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issuer rated "B" show a higher degree of uncertainty and therefore greater likelihood of default that higher rated issuers. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

                                                                    APPENDIX "B"

                                     ------

                          ANNUAL REPORT TO SHAREHOLDERS

                                     ------






                                FISCAL YEAR ENDED


                                OCTOBER 31, 1996

                                 FAIRPORT FUNDS
                        CHARTING A COURSE YOU CAN TRUST(SM)

                                               ANNUAL REPORT TO
                                                  SHAREHOLDERS


                                        - FAIRPORT MIDWEST GROWTH FUND

                                        - FAIRPORT GROWTH AND INCOME FUND

                                        - FAIRPORT GOVERNMENT SECURITIES FUND

                                                   October 31, 1996

Advised by
ROULSTON & COMPANY, INC.

FAIRPORT FUNDS                                    ANNUAL REPORT TO SHAREHOLDERS

                                                               November 27, 1996

Dear Shareholder:

We are pleased to issue the financial report on the Fairport Funds for the year ended October 31, 1996.

The Fairport Midwest Growth Fund gained 16.28% during the period, while the Fairport Growth and Income Fund gained 17.77%. These returns were earned in a period when the market, as measured by the Standard & Poor's 500 Stock Index, gained by 23.98%. The Fairport Government Securities Fund gained 4.58% during the period while the Lehman Brothers Intermediate Treasury Bond Index increased by 5.62%.

Economic activity continued at the slower pace set in the preceding year. Capital spending and export growth remain the driving engines of this expansion, while consumer and public sector spending remain the restraining elements. Some price increases among a few commodities were worrisome early in the year, but this concern evaporated over the summer. Productivity, wage restraint, better than anticipated agricultural production, and moderate growth kept a tight rein on inflation.

Continued moderate economic growth approaching 3% with inflation under control remains a favorable setting for both the bond and stock markets.

In the commentary that follows on each of the Funds, you will note a common theme that has long been a hallmark of our investment management. Research is the cornerstone of our investment process. Our research efforts for the Fairport Funds continue to give us confidence in the future of the economy and the portfolios we manage on your behalf.


    /s/ Scott D. Roulston                        /s/ Joseph A. Harrison
    Scott D. Roulston                            Joseph A. Harrison
    President                                    Director of Investments

FAIRPORT FUNDS                                      INVESTMENT ADVISER'S REPORT

FAIRPORT MIDWEST GROWTH FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Midwest Growth Fund with the performance of the Standard & Poor's 500 Stock and Lipper Growth Fund indices.

   FAIRPORT MIDWEST GROWTH FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

            AVERAGE ANNUAL TOTAL RETURN*
               1 Year ..............16.28%
               Since Inception......17.01%

                  *For period ending 10/31/96

                                   7/1/93  7/93  10/93  1/94  4/94  7/94 10/94 1/95 4/95 7/95  10/95  1/96  4/96   7/96  10/96
Fairport Midwest Growth Fund
Lipper Growth Fund Index
Standard & Poor's 500 Stock Index

                           Past performance is not indicative of future results.


Fairport Midwest Growth Fund was established to achieve capital appreciation through the investment in equity securities of companies that are headquartered in the eight-state area contiguous to the Great Lakes.

While the Fund's objective is capital appreciation, investments are not limited to growth stocks. We seek opportunities in a broad spectrum of investments from traditional growth companies to highly cyclical companies.

Investment decisions are driven by intense and continuous fundamental research. This research focus attempts to uncover a combination of internal and external change at a company that presents an unusual appreciation potential.

  Internal changes that would be significant might include:

- An internal change in management

- A strategic decision to change the business focus of the company or a sector of the company that could include an acquisition or divestiture

- The development of an important new product or service

- Adoption of new operating methods or systems that could positively impact profitability and cash flow.

Significant external changes might include:

- A new CEO or other important manager brought in from outside the company

- A structural change such as a consolidation or bankruptcy in an important customer industry

- A significant change in the competitive environment caused by a new entrant into the market, a new product introduced by a competitor or a dramatic change in product pricing or costs

- The development of a new technology that could impact the industry.

While the above lists are far from exclusive, they provide some examples of the type of changes our research process attempts to identify and analyze.

Continued steady domestic economic growth and the potential for improving international economies provide a positive backdrop for the Midwest in the year ahead. The combination of modest growth and low inflation, while generally positive, will present operating challenges to many company managements. Our research-driven stock selection process will continue to focus on each management's ability to prosper in this environment. To date, this disciplined approach is still able to identify attractive investments in the Midwest.

FAIRORT FUNDS

FAIRPORT GROWTH AND INCOME FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Growth and Income Fund with the performance of the Standard & Poor's 500 Stock and Lipper Growth & Income Fund indices.

   FAIRPORT MIDWEST GROWTH FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                   AVERAGE ANNUAL TOTAL RETURN*

                       1 Year...............17.77%
                       Since Inception.......13.02%

                          *For period ending 10/31/96

                                   7/1/93  7/93  10/93  1/94  4/94  7/94 10/94 1/95 4/95 7/95  10/95  1/96  4/96   7/96  10/96
Fairport Midwest Growth Fund
Lipper Growth and Income Fund Index
Standard & Poor's 500 Stock Index





            Past performance is not indicative of future results.


Fairport Growth and Income Fund was established to achieve capital appreciation and current income primarily through investment in common stocks or securities convertible into common stocks.

The investment policy is to invest in a diversified portfolio of dividend-paying common stocks which have been researched by our own staff and offer reasonable valuation based on price to earnings, book value and cash flows.

Our investment strategy is to seek out companies that meet the demanding fundamental analysis of our research staff. Visits with management, suppliers, customers, distributors and unions are among the sources utilized by our analysts to form judgments about the outlook for each company. The results of this analysis are joined with rigorous valuation for each investment in the portfolio.

Two firms that typify our investment approach are AVX Corp. and Avnet, Inc. Both companies, one a manufacturer of electronic components and the other a distributor of components and computer equipment, were adversely affected by an inventory correction that began one year ago. In mid-summer, both issues were very attractively valued. Our research contacts at a number of manufacturing and distribution companies were able to confirm that excess inventories in some lines had already been eliminated and others had but a short time until they would be in balance as well. Two fine companies, with prospects for solid earnings growth ahead confirmed, made excellent additions to the portfolio.

Currently, the fund is diversified among 32 investments representing most sectors of our economy. Our broad-based research effort is focused on companies that are taking requisite action to improve profitability. Conversations with a broad cross-section of managements indicate a favorable outlook for continued moderate economic growth with low inflation. We will continue to seek out those companies that present a favorable earnings outlook at prices that offer good value.

                                                     INVESTMENT ADVISER'S REPORT

FAIRPORT GOVERNMENT SECURITIES FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Government Securities Fund with the performance of the Lehman Brothers Intermediate Treasury Bond Index.

FAIRPORT GOVERNMENT SECURITIES FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

Fairport Government Securities Fund
Lehman Brothers Intermediate Treasury Bond Index

      AVERAGE ANNUAL TOTAL RETURN*
          1 Year...............4.58%
          Since Inception......4.19%

            *For period ending 10/31/96

                                   7/1/93  7/93  10/93  1/94  4/94  7/94 10/94 1/95 4/95 7/95  10/95  1/96  4/96   7/96  10/96

            Past performance is not indicative of future results.

In order to meet its objective of current income with preservation of capital, Fairport Government Securities Fund seeks to minimize credit risk by investment in securities issued directly by the U.S. Government. Because changes in interest rates affect the value of the Fund's holdings, investment in issues maturing in less than ten years are the primary focus of the portfolio.

Since our last report, many of the concerns about commodity prices and wage increases have been put to rest. Inflation remained in check and interest rates receded from the interim highs reached in June. Our outlook calls for continued moderate growth and low inflation which should be a favorable environment for the bond market.

FAIRPORT FUNDS


FAIRPORT MIDWEST GROWTH FUND                 October 31, 1996
==============================================================
                                       Shares          Value
--------------------------------------------------------------
COMMON STOCKS -- 93.08%

CAPITAL GOODS-22.80%
AMP, Inc. ........................      36,700     $ 1,243,212
GATX Corp. .......................      41,000       1,957,750
Harnischfeger Industries, Inc. ...      50,000       2,000,000
Kennametal, Inc. .................      50,000       1,700,000
Myers Industries, Inc. ...........     120,000       1,860,000
Nordson Corp. ....................      24,700       1,358,500
Park-Ohio Industries, Inc.* ......     100,509       1,507,635
Trinova Corp. ....................      43,000       1,413,625
                                                     ---------
                                                    13,040,722
--------------------------------------------------------------

COMMUNICATION EQUIPMENT-3.05%
Allen Group, Inc.* ...............     110,000       1,746,250
--------------------------------------------------------------

CONSUMER DURABLES-6.84%
Masco Corp. ......................      65,000       2,039,375
Royal Appliance Manufacturing Co.*     300,000       1,875,000
                                                     ---------
                                                     3,914,375
--------------------------------------------------------------

CONSUMER NON-DURABLES-21.57%
Consolidated Stores Corp.* .......      54,700       2,112,788
Patterson Dental Co.* ............      75,000       2,100,000
Rite Aid Corp. ...................      72,000       2,448,000
Stryker Corp. ....................     100,000       2,975,000
Worthington Foods, Inc. ..........     120,000       2,700,000
                                                     ---------
                                                    12,335,788
--------------------------------------------------------------

ENERGY-5.33%
Belden & Blake Corp.* ............     115,100       3,050,150
--------------------------------------------------------------

FINANCE-16.25%
First Bank System, Inc. ..........      33,000       2,178,000
First Empire State Corp. .........       8,000       2,054,000
Norwest Corp. ....................      60,000       2,632,500
Star Banc Corp. ..................      27,000       2,430,000
                                                     ---------
                                                     9,294,500
--------------------------------------------------------------


                                                         SCHEDULE OF INVESTMENTS

                                                                    Shares        Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)

MATERIALS/SERVICES-17.24%
Bearings, Inc. ............................................          78,750     $2,047,500
Duriron Co., Inc. .........................................          55,800      1,492,650
Figgie International, Inc. Class A* .......................         180,000      1,912,500
Libbey, Inc. ..............................................          70,000      1,680,000
Owens Corning Fiberglass Corp. ............................          29,700      1,150,875
Pioneer Standard Electronics, Inc. ........................         150,000      1,575,000
                                                                                -----------
                                                                                 9,858,525
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS-(COST $43,100,008) ....................                     53,240,310
------------------------------------------------------------------------------------------

                                                                Principal
                                                                 Amount
------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 4.47%

United Missouri Bank, U.S. Treasury Note,
     $2,585,000 par, 5.125% coupon,
     due 06/30/98, dated 10/31/96,
     to be sold on 11/01/96 at $2,555,380 (Cost $2,555,000)     $ 2,555,000      2,555,000
------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-97.55% (COST $45,655,008)** .............                      55,795,310
                                                                                -----------
CASH AND OTHER ASSETS NET OF LIABILITIES-2.45% ............                       1,402,607
                                                                                -----------
NET ASSETS-100.00% ........................................                     $57,197,917
                                                                                ===========
===========================================================================================

* Non-income producing security.

**Also represents cost for Federal income tax purposes.

  See accompanying notes to financial statements.

FAIRPORT FUNDS


FAIRPORT GROWTH AND INCOME FUND             October 31, 1996
============================================================
                                        Shares       Value
------------------------------------------------------------
COMMON STOCKS -- 91.34%

AEROSPACE DEFENSE-2.89%
Boeing Co. .......................      7,000     $  667,625
------------------------------------------------------------

CAPITAL GOODS-18.84%
Emerson Electric Co. .............      8,000        712,000
GATX Corp. .......................     14,000        668,500
General Electric Co. .............      7,100        686,925
Harnischfeger Industries, Inc. ...     20,000        800,000
Johnson Controls, Inc. ...........     10,000        730,000
Kennametal, Inc. .................     22,000        748,000
                                                   ---------
                                                   4,345,425
------------------------------------------------------------

CONSUMER DURABLES-9.23%
Leggett & Platt, Inc. ............     26,000        776,750
TRW, Inc. ........................      7,000        633,500
Tupperware Corp. .................     14,000        719,250
                                                   ---------
                                                   2,129,500
------------------------------------------------------------

CONSUMER NON-DURABLES-16.71%
Banta Corp. ......................     24,000        507,000
Baxter International, Inc. .......     10,000        416,250
Beckman Instruments, Inc. ........     20,000        735,000
Dial Corp. .......................     26,000        357,500
Rite Aid Corp. ...................     20,000        680,000
Sara Lee Corp. ...................     22,000        781,000
Viad Corp. .......................     26,000        377,000
                                                   ---------
                                                   3,853,750
------------------------------------------------------------

ENERGY-3.07%
Exxon Corp. ......................      8,000        709,000
------------------------------------------------------------

FINANCE-17.70%
American International Group, Inc.      8,000        869,000
First Empire State Corp. .........      3,000        770,250
KeyCorp ..........................     15,000        699,375
National City Corp. ..............     20,000        867,500
Norwest Corp. ....................     20,000        877,500
                                                   ---------
                                                   4,083,625
------------------------------------------------------------

                                                         SCHEDULE OF INVESTMENTS

                                                   Shares       Value
------------------------------------------------------------------------
COMMON STOCKS (CONT.)

MATERIALS/SERVICES-9.98%
Avnet, Inc. .............................          13,000    $   654,875
Cabot Corp. .............................          18,000        434,250
Ferro Corp. .............................          20,000        540,000
Teleflex, Inc. ..........................          14,000        673,750
                                                             -----------
                                                               2,302,875
------------------------------------------------------------------------

TECHNOLOGY-9.63%
AVX Corp. ...............................          32,000        592,000
Frontier Corp. ..........................          24,000        696,000
Harris Corp. ............................          12,000        751,500
Lucent Technologies, Inc. ...............           3,889        182,783
                                                             -----------
                                                               2,222,283
------------------------------------------------------------------------

UTILITIES-3.29%
GTE Corp. ...............................          18,000        758,250
------------------------------------------------------------------------

TOTAL COMMON STOCKS-(COST $16,006,261) ..                     21,072,333
------------------------------------------------------------------------

                                               Principal
                                                Amount
------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 7.68%

United Missouri Bank, U.S. Treasury Note,
   $1,792,000 par, 5.125% coupon, due
   06/30/98, dated 10/31/96, to be sold
   on 11/01/96 at $1,771,263
   (Cost $1,771,000) ....................     $ 1,771,000      1,771,000
------------------------------------------------------------------------

TOTAL INVESTMENTS-99.02%
    (COST $17,777,261)** ................                     22,843,333
                                                             -----------
CASH AND OTHER ASSETS NET OF
    LIABILITIES-0.98% ...................                        227,520
                                                             -----------
NET ASSETS-100.00% ......................                    $23,070,853
                                                             ===========
=========================================================================

**Also represents cost for Federal income tax purposes.

  See accompanying notes to financial statements.



FAIRPORT FUNDS                                          SCHEDULE OF INVESTMENTS

FAIRPORT GOVERNMENT SECURITIES FUND                         October 31, 1996
============================================================================

                                                   Principal
                                                    Amount          Value
----------------------------------------------------------------------------
U.S. TREASURY NOTES -- 96.69%

U.S. TREASURY NOTES

6.875%, 08/31/99 .............................     $1,000,000     $1,024,720
5.500%, 04/15/00 .............................      1,000,000        985,480
5.625%, 02/28/01 .............................      1,000,000        983,690
6.250%, 02/15/03 .............................      1,000,000      1,003,880
5.875%, 02/15/04 .............................      1,600,000      1,564,112
----------------------------------------------------------------------------

TOTAL INVESTMENTS-96.69% (COST $5,561,814)** .                     5,561,882
                                                                  ----------

CASH AND OTHER ASSETS NET OF LIABILITIES-3.31%                       190,418
                                                                  ----------

NET ASSETS-100.00% ...........................                    $5,752,300
                                                                  ==========

**Also represents cost for Federal income tax purposes.

  See accompanying notes to financial statements.


FAIRPORT FUNDS                             STATEMENTS OF ASSETS AND LIABILITIES

                                                                October 31, 1996


======================================================================================================================
                                                           FAIRPORT MIDWEST       FAIRPORT GROWTH  FAIRPORT GOVERNMENT
                                                             GROWTH FUND          AND INCOME FUND     SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities at value
   (cost $45,655,008,
   $17,777,261 and $5,561,814, respectively) ......          $ 55,795,310          $ 22,843,333          $ 5,561,882
Cash ..............................................                   754                   833              117,328
Receivable for capital stock sold .................                97,227                 5,517                2,678
Receivable for securities sold ....................             1,412,285               685,000                    0
Dividends and interest receivable .................                27,368                17,725               57,646
Reimbursement due from adviser ....................                11,559                 7,992               11,248
Deferred organization costs (Note A) ..............                10,868                10,868               10,868
Other assets ......................................                 1,368                   627                  197
                                                             ------------           -----------          -----------
       Total assets ...............................            57,356,739            23,571,895            5,761,847
                                                             ------------           -----------          -----------

LIABILITIES
Payable for capital stock redeemed ................               103,698                54,383                    0
Payable for securities purchased ..................                     0               421,530                    0
Accrued expenses ..................................                55,124                25,129                9,269
Distributions payable .............................                     0                     0                  278
                                                             ------------           -----------          -----------
      Total liabilities ...........................               158,822               501,042                9,547
                                                             ------------           -----------          -----------
NET ASSETS
Applicable to 3,689,148, 1,622,062
   and 589,863 shares outstanding,
   respectively ...................................          $ 57,197,917          $ 23,070,853          $ 5,752,300
                                                             ============           ===========          ===========
NET ASSETS CONSIST OF
Capital paid-in ...................................          $ 42,806,548          $ 16,110,573          $ 5,861,145
Undistributed net investment income (loss) ........               (10,427)               35,717                    0
Accumulated net realized gain (loss) on investments             4,261,494             1,858,491             (108,913)
Net unrealized appreciation on investments ........            10,140,302             5,066,072                   68
                                                             ------------           -----------          -----------
                                                             $ 57,197,917          $ 23,070,853          $ 5,752,300
                                                             ============           ===========          ===========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE .....................          $      15.50          $      14.22          $      9.75
======================================================================================================================


See accompanying notes to financial statements.


FAIRPORT FUNDS                                    STATEMENTS OF OPERATIONS

                                                    Year Ended October 31, 1996

===========================================================================================================================

                                                    FAIRPORT MIDWEST   FAIRPORT GROWTH   FAIRPORT GOVERNMENT
                                                       GROWTH FUND     AND INCOME FUND    SECURITIES FUND

---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ........................................    $   716,743       $   551,308       $       0
Interest .........................................        134,338            43,022         434,855
                                                        ---------         ---------       ---------
      Total investment income ....................        851,081           594,330         434,855
                                                        ---------         ---------       ---------

EXPENSES
Investment advisory fees (Note B) ................        417,458           184,723          18,674
Transfer agent fees ..............................         55,050            38,160          27,891
Administration fees ..............................         75,644            33,436          10,062
Distribution expenses (Note B) ...................        139,214            61,603          18,664
Pricing fees .....................................         39,023            26,857          25,267
Printing fees ....................................         30,611            12,105           3,417
Custodian fees ...................................         28,152            19,365           9,428
Auditing fees ....................................         24,785             9,944           3,204
Legal fees .......................................         45,627            18,291           6,445
Insurance fees ...................................         19,597             9,631           4,164
Amortization of organization costs (Note A) ......          3,115             3,115           3,115
Registration expenses ............................         40,663            27,016          19,867
Trustees fees ....................................         15,381             4,927           1,969
Miscellaneous expenses ...........................          4,093             1,541             777
                                                        ---------         ---------       ---------
      Total expenses .............................        938,413           450,714         152,944

Expenses reimbursed (Note B) .....................       (169,950)          (81,095)        (85,718)
                                                        ---------         ---------       ---------
      Net expenses ...............................        768,463           369,619          67,226
                                                        ---------         ---------       ---------

NET INVESTMENT INCOME ............................         82,618           224,711         367,629
                                                        ---------         ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments ..........      4,515,778         1,856,970         (97,666)
Net change in unrealized
   appreciation (depreciation) on investments ....      3,805,220         1,863,728          (3,304)
                                                        ---------         ---------       ---------
Net realized and unrealized
   gain (loss) on investments ....................      8,320,998         3,720,698        (100,970)
                                                        ---------         ---------       ---------

INCREASE IN NET ASSETS FROM OPERATIONS ...........    $ 8,403,616       $ 3,945,409       $ 266,659
===================================================================================================

See accompanying notes to financial statements.

FAIRPORT FUNDS                               STATEMENTS OF CHANGES IN NET ASSETS



====================================================================================================================================
                                                  FAIRPORT MIDWEST               FAIRPORT GROWTH             FAIRPORT GOVERNMENT
                                                      GROWTH FUND                AND INCOME FUND               SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                   Year          Year           Year           Year          Year            Year
                                                  Ended         Ended          Ended          Ended         Ended           Ended
                                                10/31/96       10/31/95      10/31/96       10/31/95       10/31/96       10/31/95
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income .....................  $     82,618   $    116,744   $    224,711   $    257,163   $   367,629   $   412,546
Net realized gain (loss) on investments ...     4,515,778      1,329,274      1,856,970        280,894       (97,666)       (1,571)
Net change in unrealized appreciation
   (depreciation) on investments ..........     3,805,220      5,112,366      1,863,728      2,751,712        (3,304)      698,738
                                             ------------   ------------   ------------   ------------   -----------   -----------
Increase in net assets ....................     8,403,616      6,558,384      3,945,409      3,289,769       266,659     1,109,713
                                             ------------   ------------   ------------   ------------   -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ................       (91,013)      (130,340)      (254,673)      (207,044)     (405,004)     (411,089)
From net realized gains ...................      (774,801)    (2,076,604)      (178,762)      (167,462)            0             0
                                             ------------   ------------   ------------   ------------   -----------   -----------
Total distributions .......................      (865,814)    (2,206,944)      (433,435)      (374,506)     (405,004)     (411,089)
                                             ------------   ------------   ------------   ------------   -----------   -----------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold .................    11,742,064     17,023,299      4,811,561      5,619,642     1,737,076     1,562,174
Reinvestment of dividends .................       857,142      2,182,580        383,496        309,030       309,367       265,604
Amount paid for repurchase of shares ......   (12,346,785)    (3,838,535)    (8,718,184)    (3,939,188)   (4,802,614)   (1,493,055)
                                             ------------   ------------   ------------   ------------   -----------   -----------
Net increase (decrease) from capital
   transactions ...........................       252,421     15,367,344     (3,523,127)     1,989,484    (2,756,171)      334,723
                                             ------------   ------------   ------------   ------------   -----------   -----------
Total increase (decrease) in net assets ...     7,790,223     19,718,784        (11,153)     4,904,747    (2,894,516)    1,033,347

NET ASSETS
Beginning of year .........................    49,407,694     29,688,910     23,082,006     18,177,259     8,646,816     7,613,469
                                             ------------   ------------   ------------   ------------   -----------   -----------
End of year ...............................  $ 57,197,917   $ 49,407,694   $ 23,070,853   $ 23,082,006   $ 5,752,300   $ 8,646,816
                                             ------------   ------------   ------------   ------------   -----------   -----------
Accumulated undistributed (overdistributed)
   net investment income included in
   net assets at end of year ..............  $    (10,427)  $     (2,032)  $     35,717   $     65,679   $         0   $    37,375
                                             ------------   ------------   ------------   ------------   -----------   -----------

CAPITAL SHARE TRANSACTIONS
Shares sold ...............................       815,058      1,339,632        361,212        502,408       177,063       166,952
Shares issued on reinvestment
   of dividends ...........................        62,134        187,547         28,972         28,130        31,864        28,472
Shares repurchased ........................      (835,517)      (299,578)      (646,096)      (355,019)     (498,079)     (159,651)
                                             ------------   ------------   ------------   ------------   -----------   -----------
Net increase (decrease) from capital
   transactions ...........................        41,675      1,227,601       (255,912)       175,519      (289,152)       35,773
                                             ============   ============   ============   ============   ===========   ===========
===================================================================================================================================


See accompanying notes to financial statements.

                                                                              11




FAIRPORT FUNDS

-----------------------------------------------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout the periods presented.

                                                                     FAIRPORT MIDWEST GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
                                                           Year           Year           Year          Period
                                                           Ended          Ended         Ended           Ended
                                                         10/31/96       10/31/95       10/31/94       10/31/93(1)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .................  $      13.55    $      12.27  $      11.07  $      10.00
                                                        ------------    ------------  ------------  ------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ................................          0.02            0.04          0.02          0.01
Net realized and unrealized gain (loss) on investments          2.16            2.04          1.19          1.07
                                                        ------------    ------------  ------------  ------------
      Total from investment operations ...............          2.18            2.08          1.21          1.08
                                                        ------------    ------------  ------------  ------------
LESS DISTRIBUTIONS
From net investment income ...........................         (0.03)          (0.04)        (0.01)        (0.01)
From realized capital gains ..........................         (0.20)          (0.76)         0.00          0.00
                                                        ------------    ------------  ------------  ------------
      Total distributions ............................         (0.23)          (0.80)        (0.01)        (0.01)
                                                        ------------    ------------  ------------  ------------
NET ASSET VALUE, END OF PERIOD .......................  $      15.50    $      13.55  $      12.27  $      11.07
                                                        ------------    ------------  ------------  ------------
TOTAL RETURN .........................................         16.28%          18.17%        10.89%        10.90%**
                                                        ============   =============  ============  ============
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000) ......................  $     57,198    $     49,408  $     29,688  $      9,870
Ratio of expenses to average net assets
   before reimbursement of expenses by Adviser .......          1.69%           1.57%         1.54%         2.89%*
   after reimbursement of expenses by Adviser ........          1.38%           1.41%         1.45%         1.50%*
Ratio of net investment income to average net assets
   before reimbursement of expenses by Adviser .......         (0.16%)          0.14%         0.08%        (1.11%)*
   after reimbursement of expenses by Adviser ........          0.15%           0.29%         0.17%         0.28%*
Portfolio turnover ...................................         58.01%          46.51%        77.57%         0.00%
Average commission rate paid .........................  $     0.0600             N/A           N/A           N/A
================================================================================================================

*    Annualized
**   Not annualized
N/A  Not applicable; disclosure not required
(1) The Fairport Midwest Growth Fund, Fairport Growth and Income Fund and Fairport Government Securities Fund commenced operations on July 1, 1993. See accompanying notes to financial statements.


                                                                           FAIRPORT GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------
                                                                  Year            Year            Year           Period
                                                                  Ended           Ended           Ended           Ended
                                                                10/31/96       10/31/95         10/31/94        10/31/93(1)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .................     $      12.29    $      10.68     $      10.36    $      10.00
                                                           ------------    ------------     ------------    ------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ................................             0.13            0.15             0.14            0.04
Net realized and unrealized gain (loss) on investments             2.04            1.68             0.35            0.36
                                                           ------------    ------------     ------------    ------------
     Total from investment operations ................             2.17            1.83             0.49            0.40
                                                           ------------    ------------     ------------    ------------
LESS DISTRIBUTIONS
From net investment income ...........................            (0.14)          (0.12)           (0.14)          (0.04)
From realized capital gains ..........................            (0.10)          (0.10)           (0.03)           0.00
                                                           ------------    ------------     ------------    ------------
     Total distributions .............................            (0.24)          (0.22)           (0.17)          (0.04)
                                                           ------------    ------------     ------------    ------------
NET ASSET VALUE, END OF PERIOD .......................     $      14.22    $      12.29     $      10.68    $      10.36
                                                           ------------    ------------     ------------    ------------
TOTAL RETURN .........................................            17.77%          17.36%            4.72%           3.98%**
                                                           ============    ============     ============    ============
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000) ....................     $     23,071    $     23,082     $     18,177    $      8,716
Ratio of expenses to average net assets
  before reimbursement of expenses by Adviser ........             1.83%           1.79%            1.72%           2.79%*
  after reimbursement of expenses by Adviser .........             1.50%           1.50%            1.50%           1.50%*
Ratio of net investment income to average net assets
  before reimbursement of expenses by Adviser ........             0.58%           0.98%            1.20%           0.10%*
  after reimbursement of expenses by Adviser .........             0.91%           1.26%            1.42%           1.39%*
Portfolio turnover ...................................            34.02%          13.36%           35.16%           4.18%
Average commission rate paid .........................     $     0.0591             N/A              N/A             N/A
========================================================================================================================



                                                                           FAIRPORT GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------
                                                                  Year           Year          Year          Period
                                                                 Ended          Ended         Ended           Ended
                                                               10/31/96       10/31/95       10/31/94       10/31/93(1)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .................     $       9.84    $       9.03     $      10.20    $      10.00
                                                           ------------    ------------     ------------    ------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ................................             0.49            0.49             0.43            0.15
Net realized and unrealized gain (loss) on investments            (0.05)           0.81            (1.17)           0.16
                                                           ------------    ------------     ------------    ------------
    Total from investment operations .................             0.44            1.30            (0.74)           0.31
                                                           ------------    ------------     ------------    ------------
LESS DISTRIBUTIONS
From net investment income ..........................             (0.53)          (0.49)           (0.42)          (0.11)
From realized capital gains .........................              0.00            0.00            (0.01)           0.00
                                                           ------------    ------------     ------------    ------------
     Total distributions .............................            (0.53)          (0.49)           (0.43)          (0.11)
                                                           ------------    ------------     ------------    ------------
NET ASSET VALUE, END OF PERIOD .......................     $       9.75    $       9.84     $       9.03    $      10.20
                                                           ------------    ------------     ------------    ------------
TOTAL RETURN .........................................             4.58%          14.76%           (7.24%)          3.04%**
                                                           ============    ============     ============    ============
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000) ......................     $      5,752    $      8,647     $      7,614    $      5,829
Ratio of expenses to average net assets
  before reimbursement of expenses by Adviser ........             2.05%           2.16%            1.80%           2.78%*
  after reimbursement of expenses by Adviser .........             0.90%           0.90%            0.90%           0.90%*
Ratio of net investment income to average net assets
  before reimbursement of expenses by Adviser ........             3.78%           3.89%            3.88%           2.29%*
  after reimbursement of expenses by Adviser .........             4.93%           5.16%            4.78%           4.17%*
Portfolio turnover ...................................            21.23%           1.28%           24.14%          24.53%
Average commission rate paid .........................              N/A             N/A              N/A             N/A
========================================================================================================================

                                                                13

FAIRPORT FUNDS                                                October 31, 1996
------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES:

Fairport Funds (the "Trust"), formerly known as Roulston Family of Funds, is an open-end management investment company and is organized under Ohio law as a business trust under a Declaration of Trust dated September 16, 1994. On March 1, 1996, the Trust changed its name from The Roulston Family of Funds to Fairport Funds. The Trust currently consists of three Funds (the "Funds"):
Fairport Midwest Growth Fund (the "Midwest Growth Fund"), Fairport Growth and Income Fund (the "Growth and Income Fund") and Fairport Government Securities Fund (the "Government Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). On April 29, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation, the Midwest Growth Fund, the Growth and Income Fund and the Government Fund of the Trust acquired in a tax free reorganization, all of the assets of each of the Roulston Midwest Growth Fund, the Roulston Growth and Income Fund and the Roulston Government Securities Fund (collectively, the "Acquired Funds") of the Advisors' Inner Circle Fund, a Massachusetts business trust, respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization"). The Reorganization was approved by the shareholders of the Acquired Funds on March 24, 1995. For accounting purposes, the Reorganization was accounted for in a manner similar to a pooling of interest and the financial highlights have been presented since the Funds' inception, July 1, 1993.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.The following is a summary of significant accounting policies consistently followed by the Trust.

(1) SECURITY VALUATION: Equity securities which are listed or admitted to trading on a national securities exchange or in the over-the-counter market will be valued at the last sale price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair values as determined in good faith by the Board of Trustees.

Valuations of fixed and variable income securities ("debt securities") are supplied by independent pricing services used by FPS Services, Inc., as administrator, which have been approved by the Trustees of the Trust. Valuations are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications as to value from recognized dealers, and general market conditions. Debt securities for which market quotations are readily available are valued based upon these quotations. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(2) REPURCHASE AGREEMENTS: All Funds may enter into repurchase agreements with financial institutions deemed to be credit worthy by Roulston & Company, Inc. ("Roulston"), the Funds' investment adviser, under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than

                                               NOTES TO FINANCIAL STATEMENTS


or equal to the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

(3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

(5) DIVIDENDS AND DISTRIBUTIONS: Substantially all of the net investment income (exclusive of capital gains) of the Midwest Growth Fund and the Growth and Income Fund is distributed in the form of semi-annual dividends. Net investment income (exclusive of capital gains) of the Government Fund is declared daily and distributed in the form of monthly dividends. Substantially all of the capital gains realized by the Funds will be distributed annually.

(6) DEFERRED ORGANIZATION COSTS: Organizational costs are being amortized on a straight-line basis over five years commencing April 29, 1995.

NOTE (B) RELATED PARTY TRANSACTIONS:

The Trust and Roulston have entered into an Investment Advisory Agreement (the "Agreement") dated as of January 20, 1995. Under terms of the Agreement, Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises, and administers the investment program of the Funds. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.75% of the average daily net assets of each of the Midwest Growth Fund and the Growth and Income Fund up to $100 million of such assets, and 0.50% of each such Fund's assets of $100 million or more. With respect to the Government Fund, Roulston receives a fee at an annual rate of 0.25% of the average daily net assets of the Government Fund up to $100 million of such assets, and 0.125% of such assets of $100 million or more. Such fees will be calculated daily and paid monthly.

Prior to the effective date of the Reorganization, Roulston served as the investment adviser to each of the Acquired Funds. For such services, Roulston received an advisory fee from the Acquired Funds at the following annual rates:
1.00% of the value of each of the Midwest Growth Fund's and the Growth and Income Fund's average daily net assets up to $100 million, 0.75% of each such Fund's assets over $100 million; and 0.50% of the value of the Government Fund's average daily net assets up to $100 million, 0.375% of the average daily net assets from $100 million to $200 million, and 0.25% of the average daily net assets of such Fund over $200 million.

Pursuant to Rule 12b-1 under the Act, the Trust has adopted a Distribution Agreement and Shareholder Service Plan dated January 20, 1995 (the "Plan"), under which each Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), ultimately a wholly-owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed .25% of the average daily net assets value of such Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by

FAIRPORT FUNDS                             NOTES TO FINANCIAL STATEMENTS CONT.
                                                              October 31, 1996

the Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates.

In addition, the Board of Trustees of the Trust adopted certain procedures in accordance with Section 17(e)(2) and Rule 17e-1 under the Act pursuant to which the Distributor was permitted to execute certain portfolio transactions as broker on behalf of the Funds. In connection with such brokerage transactions, Roulston as the investment adviser, could determine to use the Distributor if such use would likely result in commissions, fees or other renumeration and prices for and execution of securities transactions at least as favorable to such Fund as those likely to be derived from other qualified brokers. Such procedures were in place and used during the year ended October 31, 1996 until February 12, 1996, and have not been used since that date.

Roulston has agreed with the Trust to waive its investment advisory fee and to reimburse certain other expenses of the Funds from the effective date of the Reorganization (April 29, 1995) and such waivers and reimbursements shall continue at least through April 30, 1997, to the extent necessary to cause total operating expenses as a percentage of net assets of the Midwest Growth Fund, the Growth and Income Fund and the Government Fund not to exceed 1.38%, 1.50% and
 .90%, respectively.

Information regarding these transactions is as follows for the year ended October 31, 1996:

                                         Midwest       Growth and
                                         Growth          Income       Government
                                         Fund            Fund            Fund
-------------------------------------------------------------------------------
INVESTMENT ADVISORY FEES:
Fees before fee waiver ..........        $417,458        $184,723        $18,674
Fees waived .....................         169,950          81,095         18,674
RULE 12b-1 FEES:
Fees before fee waiver ..........         139,214          61,603         18,664
Fees waived .....................               0               0              0
Other expenses
  reimbursed ....................               0               0         67,044
Brokerage fees paid to the
  distributor on portfolio
  transactions ..................          37,716           4,600              0
--------------------------------------------------------------------------------

Certain of the officers and trustees of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers and such interested trustees served without direct compensation from the Trust during the year.

NOTE (C) INVESTMENT TRANSACTIONS:

Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 1996 were:

                                           Proceeds
                              Purchases   from Sales
                                (000)       (000)
-------------------------------------------------------------------------------
Midwest Growth Fund .......   $ 30,566     $ 32,074
Growth and Income Fund ....      8,032       13,272
Government Fund ...........      1,542        4,367
-------------------------------------------------------------------------------

NOTE (D) UNREALIZED APPRECIATION
AND DEPRECIATION:

At October 31, 1996, the gross unrealized appreciation and depreciation of securities for book and Federal income tax purposes consisted of the following:

                                                                Net
                               Gross          Gross         Unrealized
                            Unrealized      Unrealized     Appreciation/
                           Appreciation   (Depreciation)  (Depreciation)
                                (000)         (000)             (000)
-------------------------------------------------------------------------------
Midwest Growth Fund .......  $ 10,775       $ (635)         $ 10,140
Growth and Income Fund ....     5,159          (93)            5,066
Government Fund ...........        43          (43)                0
-------------------------------------------------------------------------------

FAIRPORT FUNDS                                    REPORT OF INDEPENDENT AUDITORS



To the Shareholders and Trustees of
Fairport Midwest Growth Fund,
Fairport Growth and Income Fund
and Fairport Government Securities Fund
of Fairport Funds:

We have audited the accompanying statement of assets and liabilities of Fairport Midwest Growth Fund, Fairport Growth and Income Fund and Fairport Government Securities Fund (the three funds constituting the Fairport Funds, formerly The Roulston Family of Funds), including the schedule of investments, as of October 31, 1996, and the related statements of operations for the year then ended, changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of Fairport Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period from July 1, 1993 (commencement of operations) to October 31, 1993 and for the year ended October 31, 1994 were audited by other auditors whose report dated December 14, 1994 expressed an unqualified opinion on the financial statements (not presented herein) and related financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fairport Midwest Growth Fund, Fairport Growth and Income Fund and Fairport Government Securities Fund of the Fairport Funds at October 31, 1996, the results of their operations for the year then ended and the changes in their net assets and financial highlights for each of the two years in the period then ended in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP

November 27, 1996
Cleveland, Ohio

FAIRPORT
FUNDS
[LOGO]
CHARTING A COURSE YOU CAN TRUST


4000 Chester Avenue
Cleveland, Ohio 44103
1-800-332-6459



DIRECTORS:
Thomas V. Chema
David H. Gunning
Scott D. Roulston
Ivan Winfield

OFFICERS:
Scott D. Roulston, President
Michele R. Fogarty, Secretary and Treasurer

ADVISER:
Roulston & Company, Inc.
4000 Chester Avenue
Cleveland, Ohio 44103

DISTRIBUTOR:
Roulston Research Corp.
4000 Chester Avenue
Cleveland, Ohio 44103

ADMINISTRATOR & TRANSFER AGENT:
FPS Services, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

LEGAL COUNSEL:
Baker & Hostetler
65 East State Street
Columbus, Ohio 43215

INDEPENDENT PUBLIC ACCOUNTANTS:
Ernst & Young, LLP
1300 Huntington Building
925 Euclid Avenue
Cleveland, Ohio 44115-1405

For information call 1-800-332-6459



Fairport Funds take their name from the historic Fairport Harbor Lighthouse, located on Lake Erie at the Grand River, just east of the Funds' headquarters in Cleveland, Ohio. Originally built in 1825, the Fairport Harbor Lighthouse guided ships safely in and out of the harbor for 100 years. In its early years the lighthouse was considered the gateway to the Western Reserve and the vast frontiers of the Northwest Territories and beyond. Later the lighthouse served as a beacon and supply stop for pioneers and travelers on their way to western Great Lakes ports and beyond. The original brick structure was rebuilt in 1871 of sandstone blocks, as it remains today.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.

                             REGISTRATION STATEMENT
                                       OF

                                 FAIRPORT FUNDS
                                       ON
                                    FORM N-1A

PART C.           OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
                  ---------------------------------
                  (a)      Financial Statements:

                           Included in Part A:

                                    --      FINANCIAL HIGHLIGHTS

                           Included in Part B:

                                    --      Report of Independent Public
                                            Accountants dated November 27, 1996;

                                            Statement of Net Assets as of
                                            October 31,1996;

                                            Statements of Operations for the
                                            year ended October 31,1996;

                                            Statements of Changes in Net Assets
                                            for the years ended October 31,1996
                                            and 1995;

                                            Financial Highlights for the years
                                            ended October 31, 1996, 1995, 1994
                                            and the period ended October 31,
                                            1993; and

                                            Notes to Financial Statements.

                           All required financial statements are included as Appendix "B" to Part B hereof. All other financial statements and schedules are inapplicable.

                  (b)      Exhibits


                        (1) Declaration of Trust, dated as of September 16, 1994 and amended as of March 1, 1996 -- incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement #33-84186 filed via EDGAR on February 29, 1996.

                        (2) By-Laws as amended March 1, 1996 -- incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement #33-84186 filed via EDGAR on February 29, 1996.


                        (3)     None.

                        (4) Certificates for shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, filed as Exhibit 1 hereto, define the rights of holders of shares.


                        (5) Investment Advisory Agreement dated January 20, 1995, as amended as of November 30, 1996, between Registrant and Roulston & Company, Inc. -- filed herewith.

                        (6)  (a)   Distribution Agreement dated January 20,
                                   1995, as amended as of June 3, 1996, between Registrant and Roulston Research Corp -- filed herewith.

                             (b)  Form of Selected Dealer Agreement --
                                  incorporated herein by reference to Exhibit
                                  15(b) of Post-Effective Amendment No. 2 to
                                  Registration Statement #33-84186 filed via
                                  EDGAR on February 29, 1996.

                                  As of filing date, Selected Dealer Agreements are in effect between Roulston Research Corp. (Principal Underwriter) and each of Bidwell & Co.; Ameritrade, Inc.; American Capital Corp.; and Jack White & Company.


                        (7)     None.

                  (8)          (a) Custody Agreement between Registrant and UMB
                                    Bank, n.a. -- incorporated herein by
                                    reference to Post-Effective Amendment No. 2 to Registration Statement #33-84186 filed via EDGAR on February 29, 1996.

                                (b) Custody Administration and Agency Agreement
                                    dated January 20, 1995, as amended January
                                    1, 1997, between Registrant and FPS
                                    Services, Inc. -- filed herewith.

                  (9)           (a) Administration Agreement dated January 20,
                                    1995, as amended January 1, 1997, between
                                    Registrant and FPS Services, Inc. -- filed herewith.

                                (b) Accounting Services Agreement dated January
                                    20, 1995, as amended January 1, 1997,
                                    between Registrant and FPS Services, Inc. -- filed herewith.

                                (c) Transfer Agent Services Agreement dated
                                    January 20, 1995, as amended January 1,
                                    1997, between Registrant and FPS Services,
                                    Inc. -- filed herewith.


                                (d) Agreement and Plan of Reorganization and
                                    Liquidation dated November 23, 1994, between
                                    Registrant and The Advisers' Inner Circle
                                    Fund is incorporated by reference to Exhibit
                                    (9)(d) of Pre-Effective Amendment No. 1 to
                                    Registrant's Registration Statement (No.
                                    33-84186) filed on January 19, 1995.


                  (10) See opinion of Counsel filed as attachment to Registrant's Rule 24f- 2 Notice filed December 24, 1996 and incorporated herein by reference.

                  (11)     Consent of Ernst & Young LLP -- filed herewith.

                  (12)     None.

                  (13)     None.

                  (14)     IRA Disclosure Statement -- filed herewith.

                  (15)     (a)      Distribution and Shareholder Services Plan
                                    dated January 20, 1995, as amended June 3,
                                    1996 -- filed herewith.

                           (b) Form of Selected Dealer Agreement (a related agreement under the Rule 12b-1 Plan) is incorporated by reference to Exhibit 15(b) of Post-Effective Amendment No. 2 to Registration Statement #33-84186 filed via EDGAR on February 29, 1996. -- see (6)(b) above.

                           (c) Omnibus Account Services Agreement dated July 7, 1996, between Roulston Research Corp. and Waterhouse Securities, Inc. -- filed herewith.

                           (d) Shareholder Service Agreement dated December 12, 1996, between Roulston Research Corp. and First Trust Corporation -- filed herewith.

                  (16) Computation of Performance Quotations for FAIRPORT MIDWEST GROWTH FUND, FAIRPORT GROWTH AND INCOME FUND and FAIRPORT GOVERNMENT SECURITIES FUND -- incorporated by reference to Exhibit 16 of Post-Effective Amendment No. 1 to Registration Statement #33-84186 filed on March 31, 1995.

                  (24) Powers of Attorney of Scott D. Roulston, Thomas V. Chema, David H. Gunning and Ivan
                                    J. Winfield -- filed herewith.

                  (27) Financial Data Schedules for the fiscal year ended October 31, 1996 -- filed herewith.

Item 25.          Persons Controlled Or Under Common Control With Registrant
                  ----------------------------------------------------------
                  None.


Item 26.          Number Of Holders Of Securities

                  The number of holders of securities for each Series of the Trust as of January 31, 1997 is set forth below:




                         FUND                                  NUMBER OF SECURITY HOLDERS
                         ----                                  --------------------------

================================================================================================
FAIRPORT MIDWEST GROWTH FUND                                             1,108
------------------------------------------------------------------------------------------------
FAIRPORT GROWTH AND INCOME FUND                                           426
------------------------------------------------------------------------------------------------
FAIRPORT GOVERNMENT SECURITIES FUND                                        75
------------------------------------------------------------------------------------------------

Item 27.          Indemnification
                  ---------------
                  Article VI, Section 6.4 of the Registrant's Declaration of Trust, filed as Exhibit 1 hereto, provides for the indemnification of Registrant's Trustees and officers. Indemnification of Registrant's principal underwriter, custodian, investment adviser, administrator, and transfer agent is provided for, respectively, in Section 1.11 of the Distribution Agreement filed as Exhibit 6(a) hereto, Section 8(a) of the Custody Agreement filed as Exhibit 8(a) hereto,
                  Section 4(c) of the Custody Administration and Agency Agreement filed as Exhibit 8(b) hereto, Section 5 of the Investment Advisory Agreement filed as Exhibit 5 hereto,
                  Section 9(d) of the Administration Agreement filed as Exhibit 9(a) hereto, Section 11(c) of the Accounting Services Agreement filed as Exhibit 9(b) hereto and Section 19(c) of the Transfer Agent Services Agreement filed as Exhibit 9(c) hereto. As of the effective date of this Registration Statement, Registrant will have obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser
                  ----------------------------------------------------
                  Information with respect to Roulston & Company, Inc. and its officers and directors as set forth under the captions "MANAGEMENT OF THE TRUST" contained in Prospectus and in the Statement of Additional Information which are a part of this Registration Statement is hereby incorporated herein by reference. To the knowledge of Registrant, none of the directors or officers of Roulston & Company, Inc., except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names, principal businesses and addresses of those businesses of the directors and officers of Roulston & Company, Inc. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature during the past two fiscal years.




      OFFICERS AND DIRECTORS OF              POSITION WITH              NAME AND ADDRESS OF             NATURE OF CONNECTION
       ROULSTON & COMPANY, INC.                ROULSTON                   OTHER BUSINESS                 TO OTHER BUSINESS
       ------------------------                --------                   --------------                 -----------------

==================================================================================================================================
Thomas H. Roulston                     Chairman;                  Defiance, Inc.                  Chairman and Director
                                       Director                   1111 Chester Avenue
                                                                  Suite #750
                                                                  Cleveland, Ohio 44114

                                                                  -----------------------------------------------------------------
                                       C-6



                                                                 ------------------------------------------------------------------
                                                                  University Club                 Chairman and Director
                                                                  of Cleveland
                                                                  3813 Euclid Avenue
                                                                  Cleveland, Ohio 44115
                                                                  -----------------------------------------------------------------
                                                                  American Stone                  Chairman and Director
                                                                  Industries
                                                                  900 Keele Street
                                                                  Toronto, Canada
                                                                  M6N 3E7
                                                                  -----------------------------------------------------------------
                                                                  Continental Managed             Chairman and Director
                                                                  Pharmacy Services
                                                                  1400 East Schaaf Road
                                                                  Brooklyn Heights, OH
                                                                  44131
                                                                  -----------------------------------------------------------------
                                                                  Ramwear Inc.                    Chairman and Director
                                                                  9302 Progress Parkway
                                                                  Mentor, OH
                                                                  44060-1859
                                                                  -----------------------------------------------------------------
                                                                  Roulston Investment             General Partner
                                                                  Trust Limited
                                                                  Partnership
                                                                  4000 Chester Avenue
                                                                  Cleveland, OH 44103
                                                                  -----------------------------------------------------------------
                                                                  Roulston Ventures               General Partner
                                                                  Limited Partnership
                                                                  4000 Chester Avenue
                                                                  Cleveland, OH 44103
                                                                  -----------------------------------------------------------------
                                                                  MJM Industries                  Chairman and Director
                                                                  1200 East Street
                                                                  Fairport Harbor, OH
                                                                  44077
                                                                  -----------------------------------------------------------------
                                                                  RB Mfg Co.                      Chairman and Director
                                                                  2620 West Monroe
                                                                  Street
                                                                  Sandusky, OH 44870
                                                                  -----------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------
Scott D. Roulston                      Director;                  Defiance, Inc.                  Director
                                       President; Chief           1111 Chester Avenue
                                       Executive Officer          Suite #750
                                                                  Cleveland, Ohio 44114
-----------------------------------------------------------------------------------------------------------------------------------
Heather R. Ettinger                    Director;                  University Club                 Director
                                       Executive Vice             of Cleveland
                                       President;                 3813 Euclid Avenue
                                       Secretary                  Cleveland, Ohio 44115
                                                                  -----------------------------------------------------------------
                                                                  Continental Managed             Director
                                                                  Pharmacy Services
                                                                  1400 Schaaf Road
                                                                  Cleveland, Ohio 44113
                                                                  -----------------------------------------------------------------
                                                                  RB Manufacturing                Director
                                                                  Company
                                                                  2620 West Monroe
                                                                  Sandusky, OH  44870
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                      NAME AND                   NATURE OF
      OFFICERS AND DIRECTORS OF                    POSITION WITH                     ADDRESS OF                  CONNECTION
       ROULSTON & COMPANY, INC.              ROULSTON & COMPANY, INC.               OTHER BUSINESS           TO OTHER BUSINESS
       ------------------------              ------------------------               --------------           -----------------

==================================================================================================================================
Norman F. Klopp, Jr.                   Executive Vice President
----------------------------------------------------------------------------------------------------------------------------------
Robert J. Yaroma                       Executive Vice President
----------------------------------------------------------------------------------------------------------------------------------
Joseph A. Harrison                     Executive Vice President
----------------------------------------------------------------------------------------------------------------------------------
Kathryn G. Balazs                      Senior Vice President
----------------------------------------------------------------------------------------------------------------------------------
Larry W. Bensinger                     Senior Vice President
----------------------------------------------------------------------------------------------------------------------------------
Elmer L. Meszaros                      Senior Vice President
----------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------------
Michele R. Fogarty                     Chief Financial Officer
----------------------------------------------------------------------------------------------------------------------------------
D. Keith Lockyer                       Vice President
----------------------------------------------------------------------------------------------------------------------------------
George W. Sievila                      Vice President
----------------------------------------------------------------------------------------------------------------------------------
Keith A. Vargo                         Vice President
----------------------------------------------------------------------------------------------------------------------------------
J. Mark Wipper                         Vice President
----------------------------------------------------------------------------------------------------------------------------------
Cynthia M. Krenz                       Assistant Vice President
----------------------------------------------------------------------------------------------------------------------------------
Laurel A. Lawrence                     Assistant Vice President
----------------------------------------------------------------------------------------------------------------------------------
Theresa D. Miller                      Assistant Vice President
----------------------------------------------------------------------------------------------------------------------------------
Charles E. Nye                         Assistant Vice President
----------------------------------------------------------------------------------------------------------------------------------
Nadine E. Trombley                     Assistant Vice President
----------------------------------------------------------------------------------------------------------------------------------







Item 29.          Principal Underwriter
                  ---------------------
                  (a) Roulston Research Corp. acts as principal underwriter for Registrant.

                  (b) The Directors and Officers of Roulston Research Corp. and their positions with Registrant are as follows:



                                              POSITIONS AND                 POSITIONS AND
          NAME AND PRINCIPAL                   OFFICES WITH                  OFFICES WITH
           BUSINESS ADDRESS                    UNDERWRITER                    REGISTRANT
           ----------------                    -----------                    ----------
==============================================================================================
Thomas H. Roulston                     Director
4000 Chester Avenue
Cleveland, Ohio 44103
----------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------
Scott D. Roulston                      Director;                     Trustee;
4000 Chester Avenue                    President                     President
Cleveland, Ohio 44103


=================================================================================================
                                              POSITIONS AND                 POSITIONS AND
          NAME AND PRINCIPAL                   OFFICES WITH                  OFFICES WITH
           BUSINESS ADDRESS                    UNDERWRITER                    REGISTRANT
           ----------------                    -----------                    ----------

================================================================================================
Heather R. Ettinger                    Director;
4000 Chester Avenue                    Executive Vice
Cleveland, Ohio 44103                  President and
                                       Secretary
------------------------------------------------------------------------------------------------
Michele R. Fogarty                     Treasurer;                    Treasurer;
4000 Chester Avenue                    Assistant Secretary           Secretary
Cleveland, Ohio 44103
------------------------------------------------------------------------------------------------
Joseph A. Harrison                     Executive Vice
4000 Chester Avenue                    President;
Cleveland, Ohio 44103                  Assistant Treasurer
------------------------------------------------------------------------------------------------
Norman F. Klopp, Jr.                   Executive Vice
4000 Chester Avenue                    President
Cleveland, Ohio 44103
------------------------------------------------------------------------------------------------
Robert. J. Yaroma                      Executive Vice
4000 Chester Avenue                    President
Cleveland, Ohio 44103
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Kathryn G. Balazs                      Senior Vice President
4000 Chester Avenue
Cleveland, Ohio 44103
------------------------------------------------------------------------------------------------
Elmer L. Meszaros                      Senior Vice President
4000 Chester Avenue
Cleveland, Ohio 44103


=================================================================================================
                                              POSITIONS AND                 POSITIONS AND
          NAME AND PRINCIPAL                   OFFICES WITH                  OFFICES WITH
           BUSINESS ADDRESS                    UNDERWRITER                    REGISTRANT
           ----------------                    -----------                    ----------

=================================================================================================

Larry W. Bensinger                     Senior Vice President
4000 Chester Avenue
Cleveland, Ohio 44103
------------------------------------------------------------------------------------------------
Mark Wipper                            Vice President
4000 Chester Avenue
Cleveland, Ohio 44103
------------------------------------------------------------------------------------------------
Keith Vargo                            Vice President
4000 Chester Avenue
Cleveland, Ohio 44103


               (c)    None.

Item 30.       Location of Accounts and Records
               --------------------------------
               (1) Roulston & Company, Inc., 4000 Chester Avenue, Cleveland, Ohio 44103 (records relating to its functions as investment adviser).

               (2) Roulston Research Corp., 4000 Chester Avenue, Cleveland, Ohio 44103 (records relating to its function as distributor).

               (3) FPS Services, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania, 19406 (records relating to its functions as administrator, dividend and transfer agent, fund account and custody administrator and agent, Minute Books, Declaration of Trust and By-Laws).

               (4) UMB Bank, n.a., 928 Grand Avenue, Kansas City, Missouri 64141 (records relating to its functions as custodian).
Item 31.       Management Services
               -------------------

               None.

Item 32.       Undertakings
               ------------

               None.

                                   SIGNATURES
                                   ----------


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement under the Securities Act of 1933 and Amendment No. 4 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland and State of Ohio on the 25th day of February, 1997.

                                   FAIRPORT FUNDS

                                   By /s/ Scott D. Roulston
                                   ------------------------------------------
                                   Scott D. Roulston, President


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                  Title                                        Date
        ---------                  -----                                        ----
/s/ Scott D. Roulston              President (Principal                          February 25, 1997
-------------------------          Executive Officer) and Trustee
    Scott D. Roulston

/s/ Michele R. Fogarty             Treasurer and Secretary                       February 25, 1997
-------------------------          (Principal Financial and Accounting Officer)
    Michele R. Fogarty

*                                  Trustee                                       February 25, 1997
-------------------------
     Thomas V. Chema

*                                  Trustee                                       February 25, 1997
-------------------------
    David H. Gunning

*                                  Trustee                                       February 25, 1997
-------------------------
    Ivan J. Winfield

*By /s/ Deborah Ann Potter
--------------------------
     Deborah Ann Potter
     Attorney-In-Fact


ITEM #24 FINANCIAL STATEMENTS AND EXHIBITS
------------------------------------------

99.B   INDEX TO EXHIBITS FILED PURSUANT TO FORM N-1A:


         99.B(5)           INVESTMENT ADVISORY AGREEMENT AND AMENDMENT

         99.B(6)(a)        DISTRIBUTION AGREEMENT


         99.B(8)(b)        CUSTODY ADMINISTRATION AND AGENCY AGREEMENT AND
                           AMENDMENT

         99.B(9)(a)        ADMINISTRATION AGREEMENT AND AMENDMENT

         99.B(9)(b)        ACCOUNTING SERVICES AGREEMENT AND AMENDMENT

         99.B(9)(c)        TRANSFER AGENT SERVICES AGREEMENT AND AMENDMENT

         99.B(11)(a)       CONSENT OF INDEPENDENT AUDITORS

         99.B(14)          IRA DISCLOSURE STATEMENT

         99.B(15)(a)       DISTRIBUTION AND SHAREHOLDER SERVICES PLAN AND
                           AMENDMENT -- SEE 99.B(6)(a)

         99.B(15)(c)       OMNIBUS ACCOUNT SERVICES AGREEMENT

         99.B(15)(d)       SHAREHOLDER SERVICE AGREEMENT

                 (24)      POWERS OF ATTORNEY

                 (27)      FINANCIAL DATA SCHEDULES FOR ANNUAL REPORT DATED
                           10/31/96